Prospectus

October 1, 2010

Administrator Class

Wells Fargo Advantage Funds® - Income Funds

Government Securities Fund	Short Duration Government Bond Fund
WGSDX	MNSGX
High Income Fund	Short-Term High Yield Bond Fund
WFNDX	WDHYX
Income Plus Fund	Ultra Short-Term Income Fund
WIPDX	WUSDX

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (SEC), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency.

Fund Summaries

A summary of information about each Fund, including: investment objective, fees and expenses, portfolio turnover, principal investment strategies, principal risks, performance history, management of the Fund, transaction policies and tax information.

The Funds

Information about each Fund you should know before investing, including: investment objective, principal investments, principal investment strategies, and principal risks.

Organization and Management of the Funds

Information about the Funds' organization and the companies managing your money.

Your Account

Information about how Fund shares are priced and how to buy, sell and exchange Fund shares.

Other information

Information about distributions, taxes and financial highlights.

Government Securities Fund Summary

Investment Objective

The Fund seeks current income.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.37%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.44%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	0.84%
Fee Waivers	0.17%
Total Annual Fund Operating Expenses After Fee Waiver	0.67%
1.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.64% for Administrator Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$68
3 Years	$214
5 Years	$413
10 Years	$987

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 194% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations, and up to 20% of the Fund's net assets in non-government investment-grade debt securities.

We invest principally in U.S. Government obligations, including debt securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies or government-sponsored entities. These securities may have fixed, floating or variable rates and also include mortgage-backed securities. As part of our mortgage-backed securities investment strategy, we may enter into dollar rolls or invest in stripped securities. We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We employ a top-down, macroeconomic outlook to determine the portfolio's duration, yield curve positioning and sector allocation. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. In combination with our top-down, macroeconomic approach, we employ a bottom-up process of fundamental securities analysis to select the specific securities for investment. Elements of this evaluation may include duration measurements, historical yield spread relationships, volatility trends, mortgage refinance rates, as well as other factors. We may sell a security due to changes in our outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile. We may actively trade portfolio securities.

Principal Investment Risks

Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Stripped Securities Risk. Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities. For example, stripped mortgage-backed securities have greater interest rate risk than mortgage-backed securities with like maturities, and stripped treasury securities have greater interest rate risk than traditional government securities with identical credit ratings.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year
Administrator Class

Highest Quarter: 3rd Quarter 2002	+5.68%
Lowest Quarter: 2nd Quarter 2004	--2.71%
Year-to-date total return as of 6/30/2010 is +5.26%

Average Annual Total Returns as of 12/31/2009
	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class (before taxes)	4/8/2005	3.79%	5.01%	6.24%
Administrator Class (after taxes on distributions)	4/8/2005	2.05%	3.20%	4.12%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	4/8/2005	2.45%	3.21%	4.08%
Barclays Capital Intermediate U.S. Government Index (reflects no deduction for fees, expenses, or taxes)		-0.32%	4.74%	5.65%
Barclays Capital U.S. Aggregate ex Credit Index (reflects no deduction for fees, expenses, or taxes)		3.13%	5.07%	N/A

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Investment Adviser	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Michael J. Bray, CFA, Portfolio Manager / 2005 Christopher Kauffman, CFA, Portfolio Manager / 2010

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Important Information Regarding Purchase and Sale of Fund Shares" beginning on page 33 of the Prospectus.

High Income Fund Summary

Investment Objective

The Fund seeks total return, consisting of a high level of current income and capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None

Annual Fund Operating Expenses

Management Fees	0.50%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.45%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.96%
Fee Waivers	0.15%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.81%
1.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.80% for Administrator Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$83
3 Years	$259
5 Years	$485
10 Years	$1,135

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 77% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in corporate debt securities that are below investment-grade, up to 30% of the Fund's total assets in U.S. dollar-denominated debt securities of foreign issuers, up to 20% of the Fund's total assets in equities and convertible debt securities and up to 10% of the Fund's total assets in debt securities that are in default at the time of purchase.

We invest principally in below investment-grade debt securities (often called "high-yield" securities or "junk bonds") of corporate issuers. These include traditional corporate bonds as well as bank loans. These securities may have fixed, floating or variable rates. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated BB through CCC by Standard & Poor's, or Ba through Caa by Moody's, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. Additionally, we may invest in stripped securities.

We start our investment process with a top-down, macroeconomic outlook to determine industry and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, corporate profits, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. Within these parameters, we then apply rigorous credit research to select individual securities that we believe can add value from income and/or the potential for capital appreciation. Our credit research may include an assessment of an issuer's general financial condition, its competitive positioning and management strength, as well as industry characteristics and other factors. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile.

Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective.The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Stripped Securities Risk. Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities. For example, stripped mortgage-backed securities have greater interest rate risk than mortgage-backed securities with like maturities, and stripped treasury securities have greater interest rate risk than traditional government securities with identical credit ratings.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year
Administrator Class1

Highest Quarter: 2nd Quarter 2009	+10.72%
Lowest Quarter: 4th Quarter 2008	--11.79%
Year-to-date total return as of 6/30/2010 is +3.76%

Average Annual Total Returns as of 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class (before taxes)	7/30/2010	33.61%	5.39%	4.63%
Administrator Class (after taxes on distributions)	7/30/2010	29.82%	2.59%	1.33%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	21.57%	2.92%	1.84%
Barclays Capital U.S. Corporate High Yield Index (reflects no deduction for fees, expenses, or taxes)		58.21%	6.46%	6.71%
1.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.80% for Administrator Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Investment Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Kevin J. Maas, CFA, Portfolio Manager / 2007 Thomas M. Price, CFA, Portfolio Manager / 1998 Michael J. Schueller, CFA, Portfolio Manager / 2007

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Important Information Regarding Purchase and Sale of Fund Shares" beginning on page 33 of the Prospectus.

Income Plus Fund Summary

Investment Objective

The Fund seeks total return, consisting of current income and capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None

Annual Fund Operating Expenses

Management Fees	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.45%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses[1]	0.87%
Fee Waivers	0.10%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.77%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.75% for Administrator Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$79
3 Years	$246
5 Years	$451
10 Years	$1,043

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 187% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in income-producing securities, up to 35% of the Fund's total assets in debt securities that are below investment-grade and up to 25% of the Fund's total assets in debt securities of foreign issuers.

We invest principally in debt securities, including corporate, mortgage- and asset-backed securities, bank loans and U.S. Government obligations. These securities may have fixed, floating or variable rates and may include debt securities of both domestic and foreign issuers. We invest in both investment-grade and below investment-grade debt securities (often called "high yield" securities or "junk bonds"). As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated at least CCC by Standard & Poor's or Caa by Moody's, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. We expect to maintain an average credit quality for this portion of the Fund's portfolio equivalent to B or higher. We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, corporate profits, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. Within these parameters, we then apply rigorous credit research to select individual securities that we believe can add value from income and/or the potential for capital appreciation. Our credit research may include an assessment of an issuer's general financial condition, its competitive positioning and management strength, as well as industry characteristics and other factors. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile. We may actively trade portfolio securities.

Principal Investment Risks

Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year
Administrator Class1

Highest Quarter: 3rd Quarter 2009	+5.61%
Lowest Quarter: 2nd Quarter 2004	--1.96%
Year-to-date total return as of 6/30/2010 is +5.83%

Average Annual Total Returns as of 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class (before taxes)	7/30/2010	12.19%	5.45%	6.00%
Administrator Class (after taxes on distributions)	7/30/2010	10.34%	3.60%	3.78%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	7.86%	3.54%	3.75%
Barclays Capital U.S. Universal Bond Index (reflects no deduction for fees, expenses, or taxes)		8.60%	5.01%	6.44%
1.	Performance shown for the Administrator Class shares prior to their inception reflects the performance of the Fund's Institutional Class shares. The Institutional Class annual returns are substantially similar to what the Administrator Class annual returns would be because the Institutional Class and Administrator Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown has not been adjusted to include the higher expenses applicable to the Administrator Class shares. If the expenses of the Administrator Class were included, returns would be lower.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Investment Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Michael J. Bray, CFA, Portfolio Manager / 2008
D. James Newton II, CFA, CPA, Portfolio Manager / 2008
Thomas M. Price, CFA, Portfolio Manager / 2005
Janet S. Rilling, CFA, CPA, Portfolio Manager / 2008

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Important Information Regarding Purchase and Sale of Fund Shares" beginning on page 33 of the Prospectus.

Short Duration Government Bond Fund Summary

Investment Objective

The Fund seeks to provide current income consistent with capital preservation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.39%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.44%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses[1]	0.84%
Fee Waivers	0.23%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.61%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through September 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.60% for Administrator Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$62
3 Years	$245
5 Years	$443
10 Years	$1,016

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 501% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances we invest at least 80% of the Fund's net assets in U.S. Government obligations and up to 20% of the Fund's net assets in non-government mortgage- and asset-backed securities.

We invest principally in U.S. Government obligations, including debt securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies or government-sponsored entities. We will purchase only securities that are rated, at the time of purchase, within the two highest rating categories assigned by a Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. As part of our investment strategy, we may invest in stripped securities or enter into mortgage dollar rolls and reverse repurchase agreements. We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. While we may purchase securities of any maturity or duration, under normal circumstances, we expect the portfolio's overall dollar-weighted average effective duration to be less than that of a 3-year U.S. Treasury note.

We invest in debt securities that we believe offer competitive returns and are undervalued, offering additional income and/or price appreciation potential, relative to other debt securities of similar credit quality and interest rate sensitivity. As part of our investment strategy, we invest in mortgage-backed securities guaranteed by U.S. Government agencies that we believe will sufficiently outperform U.S. Treasuries. We may sell a security that has achieved its desired return or if we believe the security or its sector has become overvalued. We may also sell a security if a more attractive opportunity becomes available or if the security is no longer attractive due to its risk profile or as a result of changes in the overall market environment. We may actively trade portfolio securities.

Principal Investment Risks

Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Stripped Securities Risk. Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities. For example, stripped mortgage-backed securities have greater interest rate risk than mortgage-backed securities with like maturities, and stripped treasury securities have greater interest rate risk than traditional government securities with identical credit ratings.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year
Administrator Class

Highest Quarter: 3rd Quarter 2001	+3.50%
Lowest Quarter: 2nd Quarter 2004	--1.14%
Year-to-date total return as of 6/30/2010 is +2.44%

Average Annual Total Returns as of 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	12/18/1992	7.08%	4.60%	4.88%
Administrator Class (after taxes on distributions)	12/18/1992	5.78%	3.15%	3.23%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	12/18/1992	4.59%	3.07%	3.17%
Barclays Capital 1-3 Year Government Index (reflects no deduction for fees, expenses, or taxes)		1.41%	4.18%	4.65%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Investment Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Thomas O'Connor, CFA, Portfolio Manager/2003 Troy Ludgood, Portfolio Manager/2010

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Important Information Regarding Purchase and Sale of Fund Shares" beginning on page 33 of the Prospectus.

Short-Term High Yield Bond Fund Summary

Investment Objective

The Fund seeks total return, consisting of a high level of current income and capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None

Annual Fund Operating Expenses

Management Fees	0.50%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.46%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.98%
Fee Waivers	0.31%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.67%
1.	Funds Management has committed through September 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.65% for Administrator Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$68
3 Years	$281
5 Years	$511
10 Years	$1,173

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in below investment-grade corporate debt securities and up to 25% of the Fund's total assets in U.S. dollar-denominated debt securities of foreign issuers.

We invest principally in below investment-grade debt securities (often called "high-yield" securities or "junk bonds") of corporate issuers. These include traditional corporate bonds as well as bank loans. These securities may have fixed, floating or variable rates. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated BB through CCC by Standard & Poor's or Ba through Caa by Moody's, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We may also invest in stripped securities. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be three years or less.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, corporate profits, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. Within these parameters, we then apply rigorous credit research to select individual securities that we believe can add value from income and/or the potential for capital appreciation. Our credit research may include an assessment of an issuer's general financial condition, its competitive positioning and management strength, as well as industry characteristics, liquidity and other factors. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile.

Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Stripped Securities Risk. Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities. For example, stripped mortgage-backed securities have greater interest rate risk than mortgage-backed securities with like maturities, and stripped treasury securities have greater interest rate risk than traditional government securities with identical credit ratings.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year
Administrator Class1

Highest Quarter: 1st Quarter 2009	+4.75%
Lowest Quarter: 4th Quarter 2008	--5.69%
Year-to-date total return as of 6/30/2010 is +2.30%

Average Annual Total Returns as of 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class (before taxes)	7/30/2010	11.88%	3.46%	3.44%
Administrator Class (after taxes on distributions)	7/30/2010	9.79%	1.55%	1.25%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	7.66%	1.82%	1.57%
BofA ML High Yield U.S. Corp Cash Pay BB 1-5 Yrs Index (reflects no deduction for fees, expenses, or taxes)		37.85%	6.02%	6.26%
Short-Term High Yield Bond Index III		41.25%	6.22%	6.60%
1.	Performance shown for the Administrator Class shares prior to their inception reflects the performance of the Fund's Class A shares. The Class A annual returns are substantially similar to what the Administrator Class annual returns would be because the Class A and Administrator Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown includes the higher expenses applicable to the Fund's Class A shares. If these expenses had not been included, returns would be higher.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Investment Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Kevin J. Maas, CFA, Portolio Manager / 2007 Thomas M. Price, CFA, Portolio Manager / 1998 Michael J. Schueller, CFA, Portolio Manager / 2007

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Important Information Regarding Purchase and Sale of Fund Shares" beginning on page 33 of the Prospectus.

Ultra Short-Term Income Fund Summary

Investment Objective

The Fund seeks current income consistent with capital preservation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.39%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.45%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses[1]	0.86%
Fee Waivers	0.29%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.57%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.55% for Administrator Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$58
3 Years	$183
5 Years	$387
10 Years	$976

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in income-producing debt securities and up to 25% of the Fund's total assets in U.S. dollar-denominated debt securities of foreign issuers and up to 25% of the Fund's total assets in below investment-grade debt securities. We invest principally in income-producing debt securities. Our portfolio holdings may include U.S. Government obligations, corporate debt securities, bank loans and mortgage- and asset-backed debt securities. We may invest in investment-grade and below investment-grade debt securities (often called "high-yield" securities or "junk bonds"), as well as in debt securities of both domestic and foreign issuers. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated at least BB by Standard & Poor's or Ba by Moody's, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We may also invest in stripped securities. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be one year or less.

We employ a top-down, macroeconomic outlook to determine the portfolio's duration, yield curve positioning, credit quality and sector allocation. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, corporate profits, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. In combination with our top-down, macroeconomic approach, we employ a bottom-up process of fundamental securities analysis to select the specific securities for investment. Elements of this evaluation may include credit research, duration measurements, historical yield spread relationships, volatility trends, mortgage refinance rates, as well as other factors. Our credit analysis may consider an issuer's general financial condition, its competitive position and its management strategies, as well as industry characteristics and other factors. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile.

Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Stripped Securities Risk. Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities. For example, stripped mortgage-backed securities have greater interest rate risk than mortgage-backed securities with like maturities, and stripped treasury securities have greater interest rate risk than traditional government securities with identical credit ratings.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year
Administrator Class

Highest Quarter: 3rd Quarter 2009	+3.89%
Lowest Quarter: 4th Quarter 2008	--4.61%
Year-to-date total return as of 6/30/2010 is +2.09%

Average Annual Total Returns as of 12/31/2009
	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class (before taxes)	4/8/2005	8.72%	2.65%	3.04%
Administrator Class (after taxes on distributions)	4/8/2005	7.55%	1.05%	1.26%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	4/8/2005	5.63%	1.33%	1.52%
Barclays Capital U.S. 1-3 Year Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)		3.83%	4.32%	4.86%
Barclays Capital Short-Term Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)		1.64%	3.81%	N/A
Barclays Capital 9-12 Months U.S. Short Treasury Index (reflects no deduction for fees, expenses, or taxes)		0.76%	3.63%	3.66%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Investment Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Christopher Kauffman, CFA, Portfolio Manager / 2010 Jay N. Mueller, CFA, Portfolio Manager / 2004 D. James Newton II, CFA, CPA, Portfolio Manager / 2008 Thomas M. Price, CFA, Portfolio Manager / 2002

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Transaction Policies

Administrator Class shares are offered for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

Minimum Initial Investment
Administrator Class: $1 million (certain eligible investors may not be subject to a minimum initial investment)

Minimum Additional Investment
Administrator Class: None

Opening an Account
Institutions which currently have another account with Wells Fargo Advantage Funds may open an account by phone or internet. If the institution does not have an account, contact your investment representative.

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202) 371-8300.

Key Fund Information

This Prospectus contains information about certain Funds within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

Investment Objective, Principal Investments and Principal Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

  what the Fund is trying to achieve;

    how we intend to invest your money; and

      what makes the Fund different from the other Funds offered in this Prospectus.

      This section also provides a summary of each Fund's principal investment and policies and practices.Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets"are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of each Fund concerning "80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

      Principal Risk Factors

      This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

      Government Securities Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Manager	Michael J. Bray, CFA and Christopher Kauffman, CFA
Fund Inception:	October 29, 1986
Administrator Class	Ticker: WGSDX	Fund Number: 3708

      Investment Objective

      The Fund seeks current income.

      Principal Investments

      Under normal circumstances, we invest:

        at least 80% of the Fund's net assets in U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations; and

          up to 20% of the Fund's net assets in non-government investment-grade debt securities.

          Principal Investment Strategies

          We invest principally in U.S. Government obligations, including debt securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies or government-sponsored entities. These securities may have fixed, floating or variable rates and also include mortgage-backed securities. As part of our mortgage-backed securities investment strategy, we may enter into dollar rolls or invest in stripped securities. We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

          We employ a top-down, macroeconomic outlook to determine the portfolio's duration, yield curve positioning and sector allocation. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. In combination with our top-down, macroeconomic approach, we employ a bottom-up process of fundamental securities analysis to select the specific securities for investment. Elements of this evaluation may include duration measurements, historical yield spread relationships, volatility trends, mortgage refinance rates, as well as other factors. We may sell a security due to changes in our outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile. We may actively trade portfolio securities.

          The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

          Principal Risk Factors

          The Fund is primarily subject to the risks mentioned below.

Active Trading Risk Counter-Party Risk Debt Securities Risk Derivatives Risk Issuer Risk Leverage Risk Liquidity Risk	Management Risk Market Risk Mortgage- and Asset-Backed Securities Risk Regulatory Risk Stripped Securities Risk U.S. Government Obligations Risk

          These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

          High Income Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Kevin J. Maas, CFA; Thomas M. Price, CFA; Michael J. Schueller, CFA
Fund Inception	December 28, 1995
Administrator Class	Ticker: WFNDX	Fund Number: 3766

          Investment Objective

          The Fund seeks total return, consisting of a high level of current income and capital appreciation.

          Principal Investments

          Under normal circumstances, we invest:

            at least 80% of the Fund's net assets in corporate debt securities that are below investment-grade;

            up to 30% of the Fund's total assets in U.S. dollar-denominated debt securities of foreign issuers;

            up to 20% of the Fund's total assets in equities and convertible debt securities; and

              up to 10% of the Fund's total assets in debt securities that are in default at the time of purchase.

              Principal Investment Strategies

              We invest principally in below investment-grade debt securities (often called "high-yield" securities or "junk bonds") of corporate issuers. These include traditional corporate bonds as well as bank loans. These securities may have fixed, floating or variable rates. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated BB through CCC by Standard & Poor's or Ba through Caa by Moody's, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. Additionally, we may invest in stripped securities.

              We start our investment process with a top-down, macroeconomic outlook to determine industry and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, corporate profits, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. Within these parameters, we then apply rigorous credit research to select individual securities that we believe can add value from income and/or the potential for capital appreciation. Our credit research may include an assessment of an issuer's general financial condition, its competitive positioning and management strength, as well as industry characteristics and other factors. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile.

              The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

              Principal Risk Factors

              The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Debt Securities Risk Derivatives Risk Foreign Investment Risk High Yield Securities Risk Issuer Risk	Leverage Risk Liquidity Risk Management Risk Market Risk Regulatory Risk Stripped Securities Risk

              These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

              Income Plus Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Michael J. Bray, CFA; D. James Newton II, CFA, CPA; Thomas M. Price, CFA; Janet S. Rilling, CFA, CPA
Fund Inception	July 13, 1998
Administrator Class	Ticker: WIPDX	Fund Number: 3767

              Investment Objective

              The Fund seeks total return, consisting of current income and capital appreciation.

              Principal Investments

              Under normal circumstances, we invest:

                at least 80% of the Fund's net assets in income-producing securities;

                up to 35% of the Fund's total assets in debt securities that are below investment-grade; and

                  up to 25% of the Fund's total assets in debt securities of foreign issuers.

                  Principal Investment Strategies

                  We invest principally in debt securities, including corporate, mortgage- and asset-backed securities, bank loans and U.S. Government obligations. These securities may have fixed, floating or variable rates and may include debt securities of both domestic and foreign issuers. We invest in both investment-grade and below investment-grade debt securities(often called "high yield" securities or "junk bonds"). As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated at least CCC by Standard & Poor's or Caa by Moody's, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. We expect to maintain an average credit quality for this portion of the Fund's portfolio equivalent to B or higher. We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

                  We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, corporate profits, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. Within these parameters, we then apply rigorous credit research to select individual securities that we believe can add value from income and/or the potential for capital appreciation. Our credit research may include an assessment of an issuer's general financial condition, its competitive positioning and management strength, as well as industry characteristics and other factors. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile. We may actively trade portfolio securities.

                  The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                  Principal Risk Factors

                  The Fund is primarily subject to the risks mentioned below.

Active Trading Risk Counter-Party Risk Debt Securities Risk Derivatives Risk Foreign Investment Risk High Yield Securities Risk Issuer Risk	Leverage Risk Liquidity Risk Management Risk Market Risk Mortgage- and Asset-Backed Securities Risk Regulatory Risk U.S.Government Obligations Risk

                  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                  Short Duration Government Bond Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Manager	Troy Ludgood and Thomas O'Connor, CFA
Fund Inception:	December 18, 1992
Administrator Class	Ticker: MNSGX	Fund Number: 935

                  Investment Objective

                  The Fund seeks to provide current income consistent with capital preservation.

                  Principal Investments

                  Under normal circumstances, we invest:

                    at least 80% of the Fund's net assets in U.S. Government obligations; and

                      up to 20% of the Fund's net assets in non-government mortgage- and asset-backed securities.

                      Principal Investment Strategies

                      We invest principally in U.S.Government obligations, including debt securities issued or guaranteed by the U.S.Treasury, U.S.Government agencies or government-sponsored entities. We will purchase only securities that are rated, at the time of purchase, within the two highest rating categories assigned by a Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality.As part of our investment strategy, we may invest in stripped securities or enter into mortgage dollar rolls and reverse repurchase agreements. We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. While we may purchase securities of any maturity or duration, under normal circumstances, we expect the portfolio's overall dollar-weighted average effective duration to be less than that of a 3-year U.S. Treasury note.

                      We invest in debt securities that we believe offer competitive returns and are undervalued, offering additional income and/or price appreciation potential, relative to other debt securities of similar credit quality and interest rate sensitivity. As part of our investment strategy, we invest in mortgage-backed securities guaranteed by U.S. Government agencies that we believe will sufficiently outperform U.S. Treasuries. We may sell a security that has achieved its desired return or if we believe the security or its sector has become overvalued.We may also sell a security if a more attractive opportunity becomes available or if the security is no longer attractive due to its risk profile or as a result of changes in the overall market environment.We may actively trade portfolio securities.

                      The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so.During these periods, the Fund may not achieve its objective.

                      Principal Risk Factors

                      The Fund is primarily subject to the risks mentioned below.

Active Trading Risk Counter-Party Risk Debt Securities Risk Derivatives Risk Issuer Risk Leverage Risk Liquidity Risk	Management Risk Market Risk Mortgage- and Asset-Backed Securities Risk Regulatory Risk Stripped Securities Risk U.S. Government Obligations Risk

                      These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                      Short-Term High Yield Bond Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Kevin J. Maas, CFA; Thomas M. Price, CFA; Michael J. Schueller, CFA
Fund Inception	June 30, 1997
Administrator Class	Ticker: WDHYX	Fund Number: 3769

                      Investment Objective

                      The Fund seeks total return, consisting of a high level of current income and capital appreciation.

                      Principal Investments

                      Under normal circumstances, we invest:

                        at least 80% of the Fund's net assets in below investment-grade corporate debt securities; and

                          up to 25% of the Fund's total assets in U.S. dollar-denominated debt securities of foreign issuers.

                          Principal Investment Strategies

                          We invest principally in below investment-grade debt securities (often called "high-yield" securities or "junk bonds") of corporate issuers. These include traditional corporate bonds as well as bank loans. These securities may have fixed, floating or variable rates. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated BB through CCC by Standard & Poor's or Ba through Caa by Moody's, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We may also invest in stripped securities. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be three years or less.

                          We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, corporate profits, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. Within these parameters, we then apply rigorous credit research to select individual securities that we believe can add value from income and/or the potential for capital appreciation. Our credit research may include an assessment of an issuer's general financial condition, its competitive positioning and management strength, as well as industry characteristics, liquidity and other factors. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile.

                          The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                          Principal Risk Factors

                          The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Debt Securities Risk Derivatives Risk Foreign Investment Risk High Yield Securities Risk Issuer Risk	Leverage Risk Liquidity Risk Management Risk Market Risk Regulatory Risk Stripped Securities Risk

                          These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                          Ultra Short-Term Income Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Manager	Chris Kauffman, CFA, Jay N. Mueller, CFA, D. James Newton II, CFA, CPA, and Thomas M. Price, CFA
Fund Inception:	April 11, 2005
Administrator Class	Ticker: WUSDX	Fund Number: 3709

                          Investment Objective

                          The Fund seeks current income consistent with capital preservation.

                          Principal Investments

                          Under normal circumstances, we invest:

                            at least 80% of the Fund's net assets in income-producing debt securities;

                              up to 25% of the Fund's total assets in U.S. dollar-denominated debt securities of foreign issuers; and

                                up to 25% of the Fund's total assets in below investment-grade debt securities.

                                Principal Investment Strategies

                                We invest principally in income-producing debt securities. Our portfolio holdings may include U.S. Government obligations, corporate debt securities, bank loans and mortgage- and asset-backed debt securities. We may invest in investment-grade and below investment-grade debt securities (often called "high-yield" securities or "junk bonds"), as well as in debt securities of both domestic and foreign issuers. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated at least BB by Standard & Poor's or Ba by Moody's, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We may also invest in stripped securities. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be one year or less.

                                We employ a top-down, macroeconomic outlook to determine the portfolio's duration, yield curve positioning, credit quality and sector allocation. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, corporate profits, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. In combination with our top-down, macroeconomic approach, we employ a bottom-up process of fundamental securities analysis to select the specific securities for investment. Elements of this evaluation may include credit research, duration measurements, historical yield spread relationships, volatility trends, mortgage refinance rates, as well as other factors. Our credit analysis may consider an issuer's general financial condition, its competitive position and its management strategies, as well as industry characteristics and other factors. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile.

                                The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                Principal Risk Factors

                                The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Debt Securities Risk Derivatives Risk Foreign Investment Risk High Yield Securities Risk Issuer Risk Leverage Risk	Liquidity Risk Management Risk Market Risk Mortgage- and Asset-Backed Securities Risk Regulatory Risk Stripped Securities Risk U.S. Government Obligations Risk

                                These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                Description of Principal Investment Risks

                                Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

                                Active Trading Risk
                                Frequent trading will result in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

                                Counter-Party Risk
                                When a Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. For example, in a repurchase agreement, there exists the risk that where the Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller will not repurchase the security. Similarly, the Fund is exposed to counter-party risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

                                Debt Securities Risk
                                Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer or credit support provider of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or credit support provider or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that market interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.

                                Derivatives Risk
                                The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will also be affected by its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Certain derivative positions may be difficult to close out when a Fund's portfolio manager may believe it would be appropriate to do so. Certain derivative positions, e.g., over-the-counter swaps, are subject to counterparty risk.

                                Foreign Investment Risk
                                Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

                                Issuer Risk
                                The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

                                Leverage Risk
                                Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

                                Liquidity Risk
                                A security may not be able to be sold at the time desired or without adversely affecting the price.

                                Management Risk
                                We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services promise to make good on any such losses.

                                Market Risk
                                The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets, such as labor shortages or increased production costs and competitive conditions within an industry. A security may decline in value or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value or become illiquid simultaneously. Equity securities generally have greater price volatility than debt securities.

                                Mortgage- and Asset-Backed Securities Risk
                                 Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. In addition, mortgage dollar rolls are transactions in which a Fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. Mortgage- and asset-backed securities, including mortgage dollar roll transactions, are subject to certain additional risks. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, these securities may exhibit additional volatility. This is known as extension risk. In addition, these securities are subject to prepayment risk, which is the risk that when interest rates decline or are low but are expected to rise, borrowers may pay off their debts sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is also known as contraction risk. These securities also are subject to risk of default on the underlying mortgage or assets, particularly during periods of economic downturn.

                                Regulatory Risk
                                Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

                                Stripped Securities Risk
                                Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities. For example, stripped mortgage-backed securities have greater interest rate risk than mortgage-backed securities with like maturities, and stripped treasury securities have greater interest rate risk than traditional government securities with identical credit ratings.

                                U.S. Government Obligations Risk
                                U.S.Government obligations include securities issued by the U.S.Treasury, U.S.Government agencies or government-sponsored entities.While U.S.Treasury obligations are backed by the"full faith and credit" of the U.S.Government, securities issued by U.S.Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S.Government.The Government National Mortgage Association (GNMA), a wholly owned U.S.Government corporation, is authorized to guarantee, with the full faith and credit of the U.S.Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. Government-sponsored entities (whose obligations are not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S.Government.FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its participation certificates are not backed by the full faith and credit of the U.S.Government. If a government-sponsored entity is unable to meet its obligations or its creditworthiness declines, the performance of a Fund that holds securities issued or guaranteed by the entity will be adversely impacted. U.S.Government obligations are subject to low but varying degrees of credit risk, and are still subject to interest rate and market risk.

                                Portfolio Holdings Information

                                A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

                                Organization and Management of the Funds

                                About Wells Fargo Funds Trust

                                The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

                                The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' investment advisers, which generally may be changed only with shareholder approval, other service providers may be changed by the Board without shareholder approval.

                                The Investment Adviser

                                Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding a basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund is available in the Fund's annual report for the fiscal year ended May 31, 2010.

                                For a Fund's most recent fiscal year end, the advisory fee paid to Funds Management, LLC, was as follows:

Advisory Fees Paid
As a percentage of average daily net assets
Government Securities Fund	0.34%
High Income Fund	0.36%
Income Plus Fund	0.39%
Short Duration Government Bond Fund	0.24%
Short-Term High Yield Bond Fund	0.28%
Ultra Short-Term Income Fund	0.17%

                                Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

                                For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve gains or outperformance.

                                Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator and principal underwriter.

                                These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

                                The Sub-Adviser and Portfolio Managers

                                The following sub-adviser and portfolio managers perform day-to-day investment management activities for the Funds. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

                                Wells Capital Management Incorporated (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco,CA 94105, is the sub-adviser for Funds. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of these Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

Michael J. Bray, CFA Government Securities Fund Income Plus Fund

                                Mr. Bray is jointly responsible for managing the Government Securities Fund, which he has managed since 2005. He is also jointly responsible for managing the Income Plus Fund, which he has managed since 2008. Mr. Bray joined Wells Capital Management in 2005 as a portfolio manager on the Customized Fixed Income Team specializing in government, agency and interest rate derivative instruments. Prior to joining Wells Capital Management, Mr. Bray was a principal responsible for multi-currency yield curve arbitrage business at Windward Capital, LLC from 2004 to 2005. From 1996 to 2004, he was the managing director at State Street Research and Management, focusing on mutual fund and institutional account management. Education: B.S., Math and Actuarial Science, University of Connecticut, Storrs; M.B.A., Pennsylvania State University.

Christopher Kauffman, CFA Government Securities Fund Ultra Short-Term Income

                                Mr. Kauffman is jointly responsible for managing the Government Securities Fund and the Ultra Short-Term Income Fund, both of which he has managed since 2010. Mr. Kauffman has been with Wells Capital Management or an affiliate firm since 2003, where he is a senior portfolio manager with Wells Fargo affiliate Tattersall Advisory Group (TAG). Education: Bachelor's degree in finance and economics, Master's degree in business administration with an emphasis in finance, Washington University in St. Louis, MO. He has earned the right to use the CFA designation.

Troy Ludgood Short Duration Government Bond Fund

                                Mr. Ludgood is jointly responsible for managing the Short Duration Government Bond Fund, which he has managed since 2010. In 2008, Mr. Ludgood was named as co-head and senior portfolio manager of the Montgomery Fixed Income Strategies Team at Wells Capital Management, where he has also served as a portfolio manager since 2007, Director of Credit Trading since 2006, and a senior credit trader since 2004. Prior to joiningWells Capital Management, he was a trader at Lehman Brothers since 2000. Education: B.S., Industrial Engineering, Georgia Institute of Technology; M.B.A., Wharton School of Business at the University of Pennsylvania.

Kevin J. Maas, CFA High Income Fund Short-Term High Yield Bond Fund

                                Mr. Maas is jointly responsible for managing the High Income Fund and the Short-Term High Yield Bond Fund, both of which he has managed since 2007. Mr. Maas is a portfolio manager for the Wells Capital Management Fixed Income Team and also serves as a senior research analyst. He joined Wells Capital Management in 2005 as a senior research analyst specializing in taxable high yield securities. Prior to joining Wells Capital Management, Mr. Maas was a high-yield, fixed-income analyst with Strong Capital Management, Inc. since 1999. Education: B.S., Finance, University of Minnesota.

Jay N. Mueller, CFA Ultra Short-Term Income Fund

                                Mr.Mueller is jointly responsible for managing the Ultra Short-Term Income Fund since 2004. Mr. Mueller joined Wells Capital Management in 2005 as a portfolio manager specializing in macroeconomic analysis. Prior to joining Wells Capital Management, he served as a portfolio manager with Strong Capital Management, Inc. (SCM) since 1991. Additional responsibilities at SCM included, serving as director of fixed income from 2002 to 2004. Education: B.A., Economics, University of Chicago.

D. James Newton II, CFA, CPA Income Plus Fund Ultra Short-Term Income Fund

                                Mr. Newton is jointly responsible for managing the Income Plus Fund and the Ultra Short-Term Income Fund, both of which he has managed since 2008. Mr. Newton joined Wells Capital Management in 2005 as a portfolio manager and head of investment grade credit research. Prior to joining Wells Capital Management, Mr. Newton served as a high-grade, fixed-income analyst with Strong Capital Management, Inc. (SCM) since 2002. Prior to joining SCM, he was at Northwestern Mutual Life Insurance Company from 1998 to 2002, first as an associate in the Private Placement Department, and later as an investment grade credit analyst and subsequent director in the Public Fixed Income Department. Education: B.A., Economics, Albion College; M.B.A., University of Michigan.

Thomas O'Connor, CFA Short Duration Government Bond Fund

                                Mr. O'Connor is jointly responsible for managing the Short Duration Government Bond Fund, since 2003. In 2008, Mr. O'Connor was named as co-head of the Montgomery Fixed Income Strategies Team at Wells Capital Management, where he has also served as a senior portfolio manager since 2007 and portfolio manager since 2003.Mr.O'Connor is responsible for identifying relative value in the mortgage and structured product sectors of the market. Prior to joining Wells Capital Management, Mr. O'Connor was a portfolio manager in the Fixed Income Division of Montgomery Asset Management from 2000 to 2003. Education: B.A., Business Administration, University of Vermont.

Thomas M. Price, CFA High Income Fund Income Plus Fund Short-Term High Yield Bond Fund Ultra Short-Term Income Fund

                                Mr. Price is jointly responsible for managing the Income Plus Fund, which he has managed since 2005 and the Ultra Short-Term Income Fund, which he has managed since 2002. He is also jointly responsible for managing the High Income Fund and the Short-Term High Yield Bond Fund, both of which he has managed since 1998. Mr. Price joined Wells Capital Management in 2005 as a portfolio manager specializing in taxable high yield securities. Prior to joining Wells Capital Management, Mr. Price was with Strong Capital Management, Inc. (SCM) since 1996 as a fixed income research analyst and, since 1998, as a portfolio manager. Education: B.B.A., Finance, University of Michigan; M.B.A., Finance, Kellogg Graduate School of Management, Northwestern University.

Janet S. Rilling, CFA, CPA Income Plus Fund

                                Ms. Rilling is jointly responsible for managing the Income Plus Fund, which she has managed since 2008. Ms. Rilling joined Wells Capital Management in 2005 as a portfolio manager and specializes in investment-grade corporate debt securities. Prior to joining Wells Capital Management, she was a portfolio manager with Strong Capital Management, Inc. (SCM) since 2000 and a research analyst at SCM since 1995. Education: B.A., Accounting and Finance; M.S., Finance, University of Wisconsin.

Michael J. Schueller, CFA High Income Fund Short-Term High Yield Bond Fund

                                Mr. Schueller is jointly responsible for managing the High Income Fund and the Short-Term High-Yield Bond Fund, both of which he has managed since 2007. Mr. Schueller joined Wells Capital Management in 2005 as a senior research analyst specializing in high yield securities and, since 2007, as a portfolio manager. Prior to joining Wells Capital Management, Mr. Schueller was with Strong Capital Management, Inc. (SCM) since 2000 as a leveraged loan trader and, since 2002, a fixed income research analyst. Education: B.A., Economics, University of Minnesota; J.D., University ofWisconsin.

                                Dormant Multi-Manager Arrangement

                                The Board has adopted a "multi-manager" arrangement for the Funds. Under this arrangement, each Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

                                Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

                                Compensation to Dealers and Shareholders Servicing Agents

                                Shareholder Servicing Plan
                                The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services for each Class of the Fund. For these services, each Class pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

                                Additional Payments to Dealers
                                 In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

                                In return for these Additional Payments, the Funds' adviser and distributor expect the Funds to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

                                Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

                                The Additional Payments may create potential conflicts of interest between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

                                The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Funds' distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

                                More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at www.wellsfargo.com/advantagefunds.

                                Pricing Fund Shares

                                The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. ET). To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                                With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

                                With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

                                We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

                                In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

                                How to Buy Shares

                                Administrator Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds. Specific eligibility requirements that apply to these entities include:

                                  Employee benefit plan programs that have at least $10 million in plan assets;

                                  Broker-dealer managed account or wrap programs that charge an asset-based fee;

                                  Registered investment adviser mutual fund wrap programs that charge an asset-based fee;

                                  Internal Revenue Code Section 529 college savings plan accounts;

                                  Fund of Funds including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM);

                                  Investment Management and Trust Departments of Wells Fargo purchasing shares on behalf of their clients;

                                  Institutions who invest a minimum initial amount of $1 million in a Fund; and

                                    Under certain circumstances and for certain groups as detailed in the Funds' Statement of Additional Information.

Institutions Purchasing Shares Directly	Opening an Account	Adding to an Account
By Telephone or Internet

                                    A new account may not be opened by
                                    telephone or internet unless the institution
                                    has another Wells Fargo Advantage Fund
                                    account. If the institution does not currently
                                    have an account, contact your investment
                                    representative.

                                    To buy additional shares or to buy
                                    shares in a new Fund:

                                      Call Investor Services at 1-800-222-8222 or

                                      Call 1-800-368-7550 for the automated phone system or

                                      Visit our Web site at www.wellsfargo.com/ advantagefunds

By Wire

                                        Complete and sign the Administrator Class account application

                                          Call Investor Services at 1-800-222-8222 for faxing instructions

                                          Use the following wiring instructions: State Street Bank & Trust Boston, MA Bank Routing Number: ABA 011000028 Wire Purchase Account: 9905-437-1 Attention: Wells Fargo Advantage Funds (Name of Fund, Account Number) Account Name: Provide your name as registered on the Fund account

To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

                                          Special Considerations When Investing Through Financial Intermediaries:
                                           If a financial intermediary purchases Administrator Class shares on your behalf, you should understand the following:

                                            Minimum Investments and Other Terms of Your Account. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

                                            Records are Held in Financial Intermediary's Name. Financial intermediaries are usually the holders of record for Administrator Class shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers'beneficial ownership of the shares.

                                            Purchase/Redemption Orders. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

                                            Shareholder Communications. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

                                              U.S. Dollars Only. All payment must be made in U.S. dollars and all checks must be drawn on U.S. banks.

                                              Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

                                                Earnings Distributions. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

                                                How to Sell Shares

                                                Administrator Class shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.

Institutions Selling Shares Directly	To Sell Some or All of Your Shares
By Telephone / Electronic Funds Transfer (EFT)

                                                  To speak with an investor services representative call 1-800-222-8222 or use the automated phone system at 1-800-368-7550.

                                                  Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

                                                    Transfers made to a Wells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

                                                      Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.

                                                      Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

By Wire

                                                        To arrange for a Federal Funds wire, call 1-800-222-8222.

                                                          Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

                                                            Redemption proceeds are usually wired to the financial intermediary the following business day.

By Internet	Visit our Web site at www.wellsfargo.com/advantagefunds.
Through Your Investment Representative	Contact your investment representative.

                                                            General Notes for Selling Shares

                                                              Proper Form. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff time are processed on the same business day.

                                                              Earnings Distributions. Your shares are eligible to earn distributions through the date of redemption. If you redeem shares on a Friday or prior to a holiday, your shares will continue to be eligible to earn distributions until the next business day.

                                                              Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through Electronic Funds Transfer, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

                                                              Redemption in Kind. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the Investment Company Act of 1940, and the rules thereunder. The redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received.

                                                                Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

                                                                How to Exchange Shares

                                                                Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

                                                                  In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts).

                                                                  An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

                                                                  You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

                                                                  Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

                                                                  If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

                                                                  Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

                                                                  Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

                                                                  Frequent Purchases and Redemptions of Fund Shares

                                                                  The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

                                                                  Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including by disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

                                                                  The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be "blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to:

                                                                    Money market funds;

                                                                      Ultra short funds (includes Adjustable Rate Government Fund, Ultra Short-Term Income Fund and Ultra Short-Term Municipal Income Fund);

                                                                        Purchases of shares through dividend reinvestments;

                                                                          Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

                                                                            Rebalancing transactions within certain asset allocation or "wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

                                                                              Transactions initiated by a registered "fund of funds" or Section 529 Plan into an underlying fund investment;

                                                                                Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

                                                                                  Purchases below $5,000 (including purchases that are part of an exchange transaction).

                                                                                  Because the Ultra Short-Term Income Fund is often used for short-term investments, it is designed to accomodate more frequent purchases and redemptions than longer-term income funds. As a result, the Ultra Short-Term Income Fund does not anticipate that frequent purchases and redemptions, under normal circumstances, will have significant adverse consequences to the Ultra Short-Term Income Fund or its shareholders. Although the policies adopted by the Ultra Short-Term Income Fund do not prohibit frequent trading, Funds Management will seek to prevent an investor from utilizing the Fund to facilitate frequent purchases and redemptions of shares in long-term Funds in contravention of the policies and procedures adopted by the long-term Funds.

                                                                                  In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliates that are used exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

                                                                                  A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.

                                                                                  Account Policies

                                                                                  Advance Notice of Large Transactions
                                                                                   We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

                                                                                  Householding
                                                                                   To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

                                                                                  Retirement Accounts
                                                                                   We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

                                                                                    Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

                                                                                      Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)s, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

                                                                                      There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

                                                                                      Small Account Redemptions
                                                                                       We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so,we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

                                                                                      Statements and Confirmations
                                                                                       Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

                                                                                      Electronic Delivery of Fund Documents
                                                                                       You may elect to receive your Fund's prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Fund's Web site at www.wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

                                                                                      To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Fund's Web site at www.wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting www.wellsfargo.com/advantagedelivery.

                                                                                      Statement Inquiries
                                                                                       Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

                                                                                      Transaction Authorizations
                                                                                       Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

                                                                                      USA PATRIOT Act
                                                                                       In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

                                                                                      Distributions

                                                                                      The Funds generally make distributions of any net investment income monthly and any realized net capital gains at least annually. Please contact your institution for distribution options. Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

                                                                                      Taxes

                                                                                      The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting a Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

                                                                                      We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

                                                                                      Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

                                                                                      An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by a Fund from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% rate of tax, as long as certain holding period requirements are met. These reduced rates of tax will expire after December 31, 2010. Maximum long-term capital gain income tax rates are scheduled to rise to 20% in 2011, 18% for assets held more than 5 years. Due to recent legislation, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a new 3.8% Medicare contribution tax will apply on "net investment income," including interest, dividends, and capital gains.

                                                                                      Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

                                                                                      If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Fund has built up, or have the potential to build up, high levels of unrealized appreciation.

                                                                                      Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

                                                                                      In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

                                                                                      Additional Performance Information

                                                                                      This section contains additional information regarding performance of the Funds. The sub-section below titled "Index Descriptions" defines the market indices that are referenced in the Fund Summaries. The sub-section below titled "Share Class Performance" provides history for specified share classes of certain Funds.

                                                                                      Index Descriptions
                                                                                      The "Average Annual Total Returns" table in each Fund's Fund Summary compares the Fund's returns with those of at least one broad-based market index. Below are descriptions of each such index. You cannot invest directly in an index.

Barclays Capital Intermediate U.S. Government Bond Index

                                                                                      The Barclays Capital Intermediate U.S.Government Bond Index is an unmanaged index composed of U.S.Government securities with maturities in the one- to ten-year range, including securities issued by the U.S.Treasury and U.S.Government agencies.

Barclays Capital 9-12 Months U.S. Short Treasury Index

                                                                                      The Barclays Capital 9-12 Months U.S. Short Treasury Index includes aged U.S. treasury bills, notes and bonds with a remaining maturity from 9 up to (but not including) 12 months. It excludes zero coupon strips.The Barclays Capital 9-12 Months U.S. Short Treasury Index provides an approximation of the interest rate risk of the Fund's portfolio (as measured by duration), but the credit risk of the Index is significantly different than that of the Fund due to differences in portfolio composition.

Barclays Capital Short-Term U.S. Government/Credit Bond Index

                                                                                      The Barclays Capital Short-Term U.S.Government/Credit Bond Index contains securities that have fallen out of the U.S.Government/Credit Index because of the standard minimum one-year to maturity constraint. Securities in the Short-Term U.S.Government/Credit Bond Index must have a maturity from 1 up to (but not including) 12 months.The Barclays Capital Short-Term U.S.Government/Credit Bond Index provides the most appropriate comparison to the Fund with respect to interest rate risk (as measured by duration) and credit risk (based on the composition of the Index and the Fund's portfolio).However, the limited performance history of the Index does not allow for comparison to all periods of the Fund's performance.This Index has an inception date of August 1, 2004.

Barclays Capital U.S. 1-3 Year Government Bond Index

                                                                                      The Barclays Capital U.S. 1-3 Year Government Bond Index is the 1-3 Year component of the Barclays Capital U.S.Government Bond Index and is composed of all publicly issued, non-convertible domestic debt of the U.S.Government and its agencies.The Barclays Capital U.S. 1-3 Year Government Bond Index also includes corporate debt guaranteed by the U.S.Government. Only notes and bonds with a minimum maturity of one year up to a maximum maturity of 2.9 years are included.

Barclays Capital U.S. 1-3 Year Government/Credit Bond Index

                                                                                      The Barclays Capital U.S. 1-3 Year Government/Credit Bond Index is the 1-3 year component of the Barclays Capital Government/Credit Bond Index which includes securities in the Government and Credit Indices. The Government Index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

Barclays Capital U.S. Aggregate Excluding Credit Bond Index

                                                                                      The Barclays Capital U.S.Aggregate Excluding Credit Bond Index is composed of the Barclays Capital U.S.Government Bond Index and the Barclays Capital U.S. Mortgage-Backed Securities Index and includes Treasury issues, agency issues, and mortgage-backed securities.The limited performance history of the Barclays Capital U.S.Aggregate Excluding Credit Bond Index does not allow for comparison to all periods of the Fund's performance.This Index has an inception date of May 1, 2001.

Barclays Capital U.S. Corporate High Yield Bond Index

                                                                                      The Barclays Capital U.S.Corporate High Yield Bond Index is an unmanaged, U.S. dollar-denominated, nonconvertible, non-investment grade debt index. The Index consists of domestic and corporate bonds rated Ba and below with a minimum outstanding amount of $150 million.

Barclays Capital U.S. Universal Bond Index

                                                                                      The Barclays Capital U.S.Universal Bond Index is an unmanaged market value-weighted performance benchmark for the U.S. dollar denominated bond market, which includes investment-grade, high yield, and emerging market debt securities with maturities of one year or more.

BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated 1-5 Years Index

                                                                                      The BofA Merrill Lynch High Yield U.S.Corporates,Cash Pay, BB Rated, 1-5 Years Index is an unmanaged index that generally tracks the performance of BB rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of 1 to 5 years.

Short-Term High Yield Bond Index III

                                                                                      The Short-Term High Yield Bond Index III is comprised of 70% Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Years Index and 30% Merrill Lynch High Yield U.S. Corporates, Cash Pay, B Rated, 1-5 Years Index. The Merrill Lynch High Yield U.S.Corporates,Cash Pay, BB Rated, 1-5 Years Index is an unmanaged index that generally tracks the performance of BB Rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of 1 to 5 years. The Merrill Lynch High Yield U.S. Corporates, Cash Pay, B Rated, 1-5 Years Index is an unmanaged index that generally tracks the performance of B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of 1 to 5 years.

                                                                                      Share Class Performance
                                                                                       The performance history of share classes of the Funds is included below due to events such as a share class's commencement of operations, a Fund's change in sub-adviser, share class modifications, mergers or reorganizations, renamed share classes, etc., that may have taken place during the periods of performance shown in the "Calendar Year Total Returns" and "Average Annual Total Returns" presented in the Fund Summary. For example, with respect to the commencement of operations of a share class, details regarding the identity of an older predecessor share class of a newer share class of an applicable Fund, including any adjustments to reflect certain fees or expenses paid by the newer share class or inclusion of non-applicable expenses of the older predecessor share class, are listed below.

                                                                                        Government Securities Fund - Administrator Class Shares. Administrator Class shares incepted on April 8, 2005. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Institutional Class shares, adjusted to reflect Administrator Class expenses.

                                                                                        High Income Fund - Administrator Class Shares. The inception date of the Administrator Class shares was July 30, 2010. Performance shown for the Administrator Class shares prior to their inception reflects the performance of the Fund's Institutional Class shares. The Institutional Class annual returns are substantially similar to what the Administrator Class annual returns would be because the Institutional Class and Administrator Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown has not been adjusted to include the higher expenses applicable to the Administrator Class shares. If the expenses of the Administrator Class were included, returns would be lower. Performance shown prior to the inception of the Institutional Class shares, which incepted on July 31, 2001, reflects the performance of the Investor Class shares and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher.

                                                                                          Income Plus Fund - Administrator Class Shares. The inception date of the Administrator Class shares was July 30, 2010. Performance shown for the Administrator Class shares prior to their inception reflects the performance of the Fund's Institutional Class shares. The Institutional Class annual returns are substantially similar to what the Administrator Class annual returns would be because the Institutional Class and Administrator Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown has not been adjusted to include the higher expenses applicable to the Administrator Class shares. If the expenses of the Administrator Class were included, returns would be lower. For periods prior to the inception of the Institutional Class, which incepted on July 18, 2008, reflect the performance of the Class A shares, and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, returns would be higher.

                                                                                          Short-Term High Yield Bond Fund - Administrator Class Shares. The inception date of the Administrator Class shares was July 30, 2010. Performance shown for the Administrator Class shares prior to their inception reflects the performance of the Fund's Class A shares. The Class A annual returns are substantially similar to what the Administrator Class annual returns would be because the Class A and Administrator Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown includes the higher expenses applicable to the Fund's Class A shares and the Average Annual Total Returns table also includes the sales charges applicable to the Fund's Class A shares. If these expenses had not been included, returns would be higher. Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Performance shown for the Class A shares from its inception, February 29, 2000 through June 19, 2008, includes Advisor Class expenses and is adjusted to reflect Class A sales charges. Performance shown prior to February 29, 2000, for the Class A shares, reflects the performance of the Investor Class shares, adjusted to reflect Advisor Class expenses and Class A sales charges.

                                                                                            Short Duration Government Bond Fund - Administrator Class Shares. Administrator Class shares incepted on December 18, 1992.

                                                                                              Ultra Short-Term Income Fund - Administrator Class Shares. Administrator Class shares incepted on April 8, 2005. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Institutional Class shares, adjusted to reflect Administrator Class expenses.

                                                                                              A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. Each Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

                                                                                              Financial Highlights

                                                                                              The following tables are intended to help you understand each Fund's financial performance for the past 5 years (or for the life of a Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions).An independent registered public accounting firm has audited the information for each period. The information, along with the report of an independent registered public accounting firm and each Fund's financial statements, is also contained in each Fund's annual report, a copy of which is available upon request.

                                                                                              Because Administrator Class shares of the High Income Fund, Income Plus Fund, and Short-Term High Yield Bond Fund did not exist prior to July 30, 2010, financial highlights are not available for this class of the Funds.

                                                                                              Government Securities Fund

                                                                                              Administrator Class

                                                                                              For a share outstanding throughout each period.

For the period ended:	May 31, 2010	May 31, 2009	May 31, 2008	May 31, 2007	May 31, 2006
Beginning net asset value per share	$10.70	$10.45	$10.22	$10.15	$10.77
Net investment income	0.32[3]	0.41[3]	0.49	0.50	0.48
Net realized and unrealized gain (loss) on investments	0.39	0.34	0.26	0.09	(0.53)
Total from investment operations	0.71	0.75	0.75	0.59	(0.05)
Distributions from net investment income	(0.43)	(0.47)	(0.52)	(0.52)	(0.51)
Distributions from net realized gain	(0.09)	(0.03)	0.00	0.00	(0.06)
Total distributions	(0.52)	(0.50)	(0.52)	(0.52)	(0.57)
Net asset value, end of period	$10.89	$10.70	$10.45	$10.22	$10.15
Ratio to average net assets (annualized):
Net investment income (loss)	2.90%	3.86%	4.72%	4.87%	4.50%
Gross expenses	0.81%	0.81%	0.85%	0.88%	0.88%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%
Total return[1]	6.78%	7.28%	7.42%	5.94%	(0.49%)
Portfolio turnover rate[2]	194%	368%	263%	159%	207%
Net assets at end of period (000's omitted)	$243,760	$266,579	$123,993	$117,347	$102,434

1

                                                                                              Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

2	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
3	Calculated based upon average shares outstanding.

                                                                                              Short Duration Government Bond Fund

                                                                                              Administrator Class

                                                                                              For a share outstanding throughout each period.

For the period ended:	May 31, 2010	May 31, 2009	May 31, 2008	May 31, 2007	May 31, 2006
Beginning net asset value per share	$10.32	$10.02	$9.86	$9.82	$10.03
Net investment income	0.22[3]	0.39	0.42	0.42	0.35[3]
Net realized and unrealized gain (loss) on investments	0.19	0.33	0.18	0.06	(0.19)
Total from investment operations	0.41	0.72	0.60	0.48	0.16
Distributions from net investment income	(0.31)	(0.42)	(0.44)	(0.44)	(0.37)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00
Total distributions	(0.31)	(0.42)	(0.44)	(0.44)	(0.37)
Net asset value, end of period	$10.42	$10.32	$10.02	$9.86	$9.82
Ratio to average net assets (annualized):
Net investment income (loss)	2.13%	3.89%	4.26%	4.28%	3.55%
Gross expenses	0.80%	0.84%	0.93%	0.92%	0.90%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%
Total return[1]	4.01%	7.42%	6.21%	4.95%	1.67%
Portfolio turnover rate[2]	501%	277%	210%	493%	316%
Net assets at end of period (000's omitted)	$505,432	$356,409	$246,592	$310,530	$401,837

1

                                                                                              Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

2	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
3	Calculated based upon average shares outstanding.

                                                                                              Ultra Short-Term Income Fund

                                                                                              Administrator Class

                                                                                              For a share outstanding throughout each period.

For the period ended:	May 31, 2010	May 31, 2009	May 31, 2008	May 31, 2007	May 31, 2006
Beginning net asset value per share	$8.00	$8.68	$9.06	$9.09	$9.16
Net investment income	0.19	0.32	0.46	0.49	0.41
Net realized and unrealized gain (loss) on investments	0.46	(0.68)	(0.38)	(0.02)	(0.05)
Total from investment operations	0.65	(0.36)	0.08	0.47	0.36
Distributions from net investment income	(0.20)	(0.32)	(0.46)	(0.50)	(0.43)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00
Total distributions	(0.20)	(0.32)	(0.46)	(0.50)	(0.43)
Net asset value, end of period	$8.45	$8.00	$8.68	$9.06	$9.09
Ratio to average net assets (annualized):
Net investment income (loss)	2.32%	3.77%	5.03%	5.36%	4.51%
Gross expenses	0.81%	0.81%	0.90%	0.88%	0.88%
Net expenses	0.55%	0.55%	0.57%	0.60%	0.60%
Total return[1]	8.41%	(4.15%)	0.84%	5.27%	4.03%
Portfolio turnover rate[2]	45%	32%	48%	28%	26%
Net assets at end of period (000's omitted)	$82,835	$59,184	$28,254	$17,003	$6,114

1

                                                                                              Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

2	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                                                                                              FOR MORE INFORMATION

                                                                                              More information on a Fund is available free upon request, including the following documents:

                                                                                              Statement of Additional Information (SAI)
                                                                                              Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

                                                                                              Annual/Semi-Annual Reports
                                                                                              Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

                                                                                              To obtain copies of the above documents or for more information about
                                                                                              Wells Fargo Advantage Funds, contact us:

                                                                                              By telephone:
                                                                                              Individual Investors: 1-800-222-8222
                                                                                              Retail Investment Professionals: 1-888-877-9275
                                                                                              Institutional Investment Professionals: 1-866-765-0778

                                                                                              By e-mail: wfaf@wellsfargo.com

                                                                                              By mail:
                                                                                              Wells Fargo Advantage Funds
                                                                                              P.O. Box 8266
                                                                                              Boston, MA 02266-8266

                                                                                              On the Internet:
                                                                                              www.wellsfargo.com/advantagefunds

                                                                                              From the SEC:
                                                                                              Visit the SEC's Public Reference Room in Washington,
                                                                                              DC (phone 1-202-551-8090 for operational information for the SEC's Public Reference Room) or the SEC's Internet site at www.sec.gov.

                                                                                              To obtain information for a fee, write or email:
                                                                                              SEC's Public Reference Section
                                                                                              100 "F" Street, NE
                                                                                              Washington, DC 20549-0102
                                                                                              publicinfo@sec.gov

© 2010 Wells-Fargo Funds Management, LLC. All rights reserved	www.wellsfargo.com/advantagefunds	100IFAM/P1003 10-10 ICA Reg. No. 811-09253

                                                                                              Prospectus

                                                                                              October 1, 2010

                                                                                              Investor Class

                                                                                              Wells Fargo Advantage Funds® - Income Funds

Total Return Bond Fund
WTRZX

                                                                                              These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (SEC), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                                                                              Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency.

                                                                                              Fund Summary

                                                                                              A summary of information about the Fund, including: investment objective, fees and expenses, portfolio turnover, principal investment strategies, principal risks, performance history, management of the Fund, transaction policies and tax information.

                                                                                              The Fund

                                                                                              Information about the Fund you should know before investing, including: investment objective, principal investments, principal investment strategies and principal risks.

                                                                                              Organization and Management of the Fund

                                                                                              Information about the Fund's organization and the companies managing your money.

                                                                                              Your Account

                                                                                              Information about how Fund shares are priced and how to buy, sell and exchange Fund shares.

                                                                                              Other information

                                                                                              Information about distributions, taxes and financial highlights.

                                                                                              Total Return Bond Fund Summary

                                                                                              Investment Objective

                                                                                              The Fund seeks total return, consisting of income and capital appreciation.

                                                                                              Fees and Expenses

                                                                                              These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees[1]	0.37%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.52%
Total Annual Fund Operating Expenses[2]	0.89%
Fee Waivers	0.03%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.86%
1.	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets. The master portfolio has a breakpoint schedule under which the management fee will decrease on portfolio net assets above designated levels.
2.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                                              Example of Expenses

                                                                                              The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$88
3 Years	$274
5 Years	$484
10 Years	$1,087

                                                                                              Portfolio Turnover

                                                                                              The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 638% of the average value of its portfolio.

                                                                                              Principal Investment Strategies

                                                                                              Under normal circumstances, we invest at least 80% of the Fund's net assets in bonds; at least 80% of the Fund's total assets in investment-grade debt securities; up to 25% of the Fund's total assets in asset-backed securities, other than mortgage-backed securities; and up to 20% of the Fund's total assets in U.S. dollar-denominated debt securities of foreign issuers.

                                                                                              The Fund is a gateway fund that invests substantially all of its assets in the Total Return Bond Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.

                                                                                              We invest principally in investment-grade debt securities, including U.S. Government obligations, corporate bonds and mortgage- and asset-backed securities. As part of our investment strategy, we may invest in stripped securities or enter into mortgage dollar rolls and reverse repurchase agreements, as well as invest in U.S. dollar-denominated debt securities of foreign issuers. We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. While we may purchase securities of any maturity or duration, under normal circumstances, we expect to maintain an overall dollar-weighted average effective duration range between 4 and 5½ years.

                                                                                              We invest in debt securities that we believe offer competitive returns and are undervalued, offering additional income and/or price appreciation potential relative to other debt securities of similar credit quality and interest rate sensitivity. From time to time, we may also invest in unrated bonds that we believe are comparable to investment-grade debt securities. We may sell a security that has achieved its desired return or if we believe the security or its sector has become overvalued. We may also sell a security if a more attractive opportunity becomes available or if the security is no longer attractive due to its risk profile or as a result of changes in the overall market environment. We may actively trade portfolio securities.

                                                                                              Principal Investment Risks

                                                                                              Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

                                                                                              Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

                                                                                              Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

                                                                                              Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

                                                                                              Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

                                                                                              Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                                              Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

                                                                                              Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

                                                                                              Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                                              Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                                              Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns.

                                                                                              Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

                                                                                              Stripped Securities Risk. Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities. For example, stripped mortgage-backed securities have greater interest rate risk than mortgage-backed securities with like maturities, and stripped treasury securities have greater interest rate risk than traditional government securities with identical credit ratings.

                                                                                              U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

                                                                                              Performance

                                                                                              The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

                                                                                              Calendar Year Total Returns as of 12/31 each year
                                                                                              Investor Class

Highest Quarter: 3rd Quarter 2002	+4.84%
Lowest Quarter: 2nd Quarter 2004	--2.41%
Year-to-date total return as of 6/30/2010 is +5.61%

Average Annual Total Returns as of 12/31/2009
	Inception Date of Share Class	1 Year	5 Years	10 Years
Investor Class (before taxes)	4/8/2005	11.07%	5.03%	6.34%
Investor Class (after taxes on distributions)	4/8/2005	9.12%	3.40%	4.39%
Investor Class (after taxes on distributions and the sale of Fund Shares)	4/8/2005	7.15%	3.33%	4.26%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		5.93%	4.97%	6.33%

                                                                                              After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

                                                                                              Fund Management

Investment Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Troy Ludgood, Portfolio Manager / 2007 Thomas O'Connor, CFA, Portfolio Manager / 2003

                                                                                              Summary of Important Information Regarding Purchase and Sale of Fund Shares

                                                                                              Transaction Policies

Buying Fund Shares	To Place Orders or Redeem Shares
Minimum Initial Investment Investor Class: $2,500 Minimum Additional Investment Investor Class: $100	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your financial professional.

                                                                                              In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any business day. You also may buy and sell shares through a financial professional.

                                                                                              Tax Information

                                                                                              Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

                                                                                              Payments to Broker-Dealers and Other Financial Intermediaries

                                                                                              If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                                              The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

                                                                                              The Fund is distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202) 371-8300.

                                                                                              Key Fund Information

                                                                                              This Prospectus contains information about a certain Fund within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

                                                                                              In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

                                                                                              Investment Objective, Principal Investments and Principal Investment Strategies

                                                                                              The investment objective of the Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for the Fund tells you:

                                                                                                what the Fund is trying to achieve; and

                                                                                                  how we intend to invest your money.

                                                                                                  This section also provides a summary of the Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policies of the Fund concerning "80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

                                                                                                  Principal Risk Factors

                                                                                                  This section lists the principal risk factors for the Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in the Fund.

                                                                                                  Master / Gateway® Structure

                                                                                                  The Total Return Bond Fund is a gateway fund in a Master/Gateway structure.This structure is more commonly known as a master/feeder structure. In this structure, a gateway or feeder fund invests substantially all of its assets in one or more master portfolios or other Funds of Wells Fargo Advantage Funds, and may invest directly in securities, to achieve its investment objective. Multiple gateway funds investing in the same master portfolio or Fund can enhance their investment opportunities and reduce their expense ratios by sharing the costs and benefits of a larger pool of assets. References to the investment activities of a gateway fund are intended to refer to the investment activities of the master portfolio(s) in which it invests.

                                                                                                  Total Return Bond Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Manager	Troy Ludgood and Thomas O'Connor, CFA
Fund Inception:	June 30, 1997
Investor Class	Ticker: WTRZX	Fund Number: 3286

                                                                                                  Investment Objective

                                                                                                  The Fund seeks total return, consisting of income and capital appreciation.

                                                                                                  Principal Investments

                                                                                                  Under normal circumstances,we invest:

                                                                                                    at least 80% of the Fund's net assets in bonds;

                                                                                                      at least 80% of the Fund's total assets in investment-grade debt securities;

                                                                                                        up to 25% of the Fund's total assets in asset-backed securities, other than mortgage-backed securities; and

                                                                                                          up to 20% of the Fund's total assets in U.S. dollar-denominated debt securities of foreign issuers.

                                                                                                          Principal Investment Strategies

                                                                                                          The Fund is a gateway fund that invests substantially all of its assets in the Total Return Bond Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.

                                                                                                          We invest principally in investment-grade debt securities, including U.S. Government obligations, corporate bonds and mortgage- and asset-backed securities. As part of our investment strategy, we may invest in stripped securities or enter into mortgage dollar rolls and reverse repurchase agreements, as well as invest in U.S. dollar-denominated debt securities of foreign issuers. We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. While we may purchase securities of any maturity or duration, under normal circumstances, we expect to maintain an overall dollar-weighted average effective duration range between 4 and 5½ years.

                                                                                                          We invest in debt securities that we believe offer competitive returns and are undervalued, offering additional income and/or price appreciation potential relative to other debt securities of similar credit quality and interest rate sensitivity. From time to time, we may also invest in unrated bonds that we believe are comparable to investment-grade debt securities. We may sell a security that has achieved its desired return or if we believe the security or its sector has become overvalued. We may also sell a security if a more attractive opportunity becomes available or if the security is no longer attractive due to its risk profile or as a result of changes in the overall market environment. We may actively trade portfolio securities.

                                                                                                          The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                                                                          Principal Risk Factors

                                                                                                          The Fund is primarily subject to the risks mentioned below.

Active Trading Risk Counter-Party Risk Debt Securities Risk Derivatives Risk Foreign Investment Risk Issuer Risk Leverage Risk	Liquidity Risk Management Risk Market Risk Mortgage- and Asset-Backed Securities Risk Regulatory Risk Stripped Securities Risk U.S. Government Obligations Risk

                                                                                                          These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                                                                          Description of Principal Investment Risks

                                                                                                          Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

                                                                                                          Active Trading Risk
                                                                                                          Frequent trading will result in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

                                                                                                          Counter-Party Risk
                                                                                                          When a Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. For example, in a repurchase agreement, there exists the risk that where the Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller will not repurchase the security. Similarly, the Fund is exposed to counter-party risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

                                                                                                          Debt Securities Risk
                                                                                                          Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer or credit support provider of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or credit support provider or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that market interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.

                                                                                                          Derivatives Risk
                                                                                                          The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will also be affected by its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Certain derivative positions may be difficult to close out when a Fund's portfolio manager may believe it would be appropriate to do so. Certain derivative positions, e.g., over-the-counter swaps, are subject to counterparty risk.

                                                                                                          Foreign Investment Risk
                                                                                                          Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

                                                                                                          Issuer Risk
                                                                                                          The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

                                                                                                          Leverage Risk
                                                                                                          Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

                                                                                                          Liquidity Risk
                                                                                                          A security may not be able to be sold at the time desired or without adversely affecting the price.

                                                                                                          Management Risk
                                                                                                          We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services promise to make good on any such losses.

                                                                                                          Market Risk
                                                                                                          The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets, such as labor shortages or increased production costs and competitive conditions within an industry. A security may decline in value or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value or become illiquid simultaneously. Equity securities generally have greater price volatility than debt securities.

                                                                                                          Mortgage- and Asset-Backed Securities Risk
                                                                                                           Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. In addition, mortgage dollar rolls are transactions in which a Fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. Mortgage- and asset-backed securities, including mortgage dollar roll transactions, are subject to certain additional risks. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, these securities may exhibit additional volatility. This is known as extension risk. In addition, these securities are subject to prepayment risk, which is the risk that when interest rates decline or are low but are expected to rise, borrowers may pay off their debts sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is also known as contraction risk. These securities also are subject to risk of default on the underlying mortgage or assets, particularly during periods of economic downturn.

                                                                                                          Regulatory Risk
                                                                                                          Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

                                                                                                          Stripped Securities Risk
                                                                                                          Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities. For example, stripped mortgage-backed securities have greater interest rate risk than mortgage-backed securities with like maturities, and stripped treasury securities have greater interest rate risk than traditional government securities with identical credit ratings.

                                                                                                          U.S. Government Obligations Risk
                                                                                                          U.S. Government obligations include securities issued by the U.S. Treasury, U.S.Government agencies or government-sponsored entities. While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S.Government, securities issued by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. The Government National Mortgage Association (GNMA), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. Government-sponsored entities (whose obligations are not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations or its creditworthiness declines, the performance of a Fund that holds securities issued or guaranteed by the entity will be adversely impacted. U.S. Government obligations are subject to low but varying degrees of credit risk, and are still subject to interest rate and market risk.

                                                                                                          Portfolio Holdings Information

                                                                                                          A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

                                                                                                          Organization and Management of the Funds

                                                                                                          About Wells Fargo Funds Trust

                                                                                                          The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

                                                                                                          The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' investment advisers, which generally may be changed only with shareholder approval, other service providers may be changed by the Board without shareholder approval.

                                                                                                          The Investment Adviser

                                                                                                          Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank.Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption"Management Fees."

                                                                                                          For a Fund's most recent fiscal year end, the advisory fee paid to Evergreen Investment Management Company, LLC, the investment adviser to the Fund's predecessor, was as follows:

Advisory Fees Paid
As a % of average daily net assets
Total Return Bond Fund[1]	0.33%
1.	Funds Management does not receive any compensation from the Fund as long as the Fund continues to invest, as it does today, substantially all of its assets in a single master portfolio. The fees shown are charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.

                                                                                                          Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

                                                                                                          For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve gains or outperformance.

                                                                                                          Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator and principal underwriter.

                                                                                                          These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

                                                                                                          The Sub-Adviser and Portfolio Managers

                                                                                                          The following sub-adviser and portfolio managers perform day-to-day investment management activities for the Fund. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Fund. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.

                                                                                                          Wells Capital Management Incorporated (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco,CA 94105, is the sub-adviser for the Funds. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of these Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

Troy Ludgood Total Return Bond Fund

                                                                                                          Mr. Ludgood is jointly responsible for managing the Total Return Bond Fund, which he has managed since 2007. In 2008, Mr. Ludgood was named as co-head and senior portfolio manager of the Montgomery Fixed Income Strategies Team at Wells Capital Management, where he has also served as a portfolio manager since 2007,Director of Credit Trading since 2006, and a senior credit trader since 2004. Prior to joining Wells Capital Management, he was a trader at Lehman Brothers since 2000. Education: B.S., Industrial Engineering,Georgia Institute of Technology; M.B.A., Wharton School of Business at the University of Pennsylvania.

Thomas O'Connor, CFA Total Return Bond Fund

                                                                                                          Mr. O'Connor is jointly responsible for managing the Total Return Bond Fund since 2003. In 2008, Mr. O'Connor was named as co-head of the Montgomery Fixed Income Strategies Team at Wells Capital Management, where he has also served as a senior portfolio manager since 2007 and portfolio manager since 2003. Mr. O'Connor is responsible for identifying relative value in the mortgage and structured product sectors of the market. Prior to joining Wells Capital Management, Mr. O'Connor was a portfolio manager in the Fixed Income Division of Montgomery Asset Management from 2000 to 2003. Education: B.A., Business Administration, University of Vermont.

                                                                                                          Dormant Investment Advisory Arrangement

                                                                                                          Under the investment advisory contract for the Total Return Bond Fund, a gateway fund, Funds Management does not receive any compensation from the Fund as long as the Fund continues to invest, as it does today, substantially all of its assets in a single master portfolio. Under this structure, Funds Management receives only an advisory fee from the master portfolio. If the Fund were to change its investment structure so that it begins to invest substantially all of its assets in two or more master portfolios, Funds Management would be entitled to receive an annual fee of 0.25% of the Fund's average daily net assets for providing investment advisory services to the Fund, including the determination of the asset allocations of the Fund's investments in the various master portfolios.

                                                                                                          Dormant Multi-Manager Arrangement

                                                                                                          The Board has adopted a "multi-manager" arrangement for the Fund. Under this arrangement, the Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

                                                                                                          Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

                                                                                                          Compensation to Dealers and Shareholders Servicing Agents

                                                                                                          Shareholder Servicing Plan
                                                                                                          The Fund has a shareholder servicing plan. Under this plan, the Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, the Fund pays an annual fee of up to 0.25% of its average daily net assets for its Investor Class shares. Selling or shareholder servicing agents, in turn,may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

                                                                                                          Additional Payments to Dealers
                                                                                                           In addition to dealer reallowances and payments made by the Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

                                                                                                          In return for these Additional Payments, the Fund's adviser and distributor expect the Fund to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

                                                                                                          Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmationsof transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by the Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

                                                                                                          The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

                                                                                                          The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above.The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

                                                                                                          More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at www.wellsfargo.com/advantagefunds.

                                                                                                          Pricing Fund Shares

                                                                                                          The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. ET).To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                                                                                                          With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

                                                                                                          With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

                                                                                                          We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if,among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security.We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

                                                                                                          In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

                                                                                                          How to Open an Account

                                                                                                          You can open a Wells Fargo Advantage Funds account through any of the following means:

                                                                                                            directly with the Fund. Complete a Wells Fargo Advantage Funds application, which you may obtain by visiting our Web site at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application;

                                                                                                              through a brokerage account with an approved selling agent; or

                                                                                                                through certain retirement, benefit and pension plans or certain packaged investment products. (Please contact the providers of the plan or product for instructions.)

                                                                                                                How to Buy Shares

                                                                                                                This section explains how you can buy shares directly from Wells Fargo Advantage Funds. If you're opening a new account, an account application is available on-line at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

Minimum Investments	Initial Purchase	Subsequent Purchases
Regular accounts IRAs, IRA rollovers, Roth IRAs UGMA/UTMA accounts Employer Sponsored Retirement Plans	$2,500 $1,000 $1,000 no minimum	$100 $100 $50 no minimum
Buying Shares	Opening an Account	Adding to an Account
By Internet

                                                                                                                You may open an account online and fund your account with an Electronic Funds Transfer from your bank account, by Federal Wire, or by sending us a check. Initial investments made on line are limited to $25,000. Visit www.wellsfargo.com/advantagefunds

                                                                                                                  To buy additional shares or buy shares of a new Fund, visit www.wellsfargo.com/advantagefunds.

                                                                                                                    Subsequent online purchases have a minimum of $100 and a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.

By Mail

                                                                                                                      Complete and sign your account application.

                                                                                                                      Mail the application with your check made payable to the Fund to Investor Services at:

                                                                                                                      Regular Mail
                                                                                                                      Wells Fargo Advantage Funds
                                                                                                                      P.O. Box 8266
                                                                                                                      Boston, MA 02266-8266

                                                                                                                      Overnight Only
                                                                                                                      Wells Fargo Advantage Funds
                                                                                                                      c/o Boston Financial Data Services
                                                                                                                      30 Dan Road
                                                                                                                      Canton, MA 02021-2809

                                                                                                                        Enclose a voided check (for checking accounts) or a deposit slip (savings accounts). Alternatively, include a note with your name, the Fund name, and your account number.

                                                                                                                          Mail the deposit slip or note with your check made payable to the Fund to the address on the left.

By Telephone

                                                                                                                          A new account may not be opened by telephone unless you have another Wells Fargo Advantage Fund account with your bank information on file. If you do not currently have an account, refer to the section on buying shares by mail or wire.

To buy additional shares or to buy shares of a new Fund call: Investor Services at 1-800-222-8222 or 1-800-368-7550 for the automated phone system.
By Wire

                                                                                                                            Complete, sign and mail your account application (refer to the section on buying shares by mail)

                                                                                                                              Provide the following instructions to your financial institution:

                                                                                                                              State Street Bank & Trust
                                                                                                                              Boston, MA
                                                                                                                              Bank Routing Number: ABA 011000028
                                                                                                                              Wire Purchase Account: 9905-437-1
                                                                                                                              Attention: Wells Fargo Advantage Funds
                                                                                                                                                (Name of Fund, Account
                                                                                                                                                Number and any applicable
                                                                                                                                                share class)
                                                                                                                                                Account Name: Provide your
                                                                                                                                                name as registered on the
                                                                                                                                                Fund account

To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

                                                                                                                              General Notes for Buying Shares

                                                                                                                                Proper Form. If the transfer agent receives your application in proper order before the close of the NYSE, your transaction will be priced at that day's NAV. If your application is received after the close of trading on the NYSE, it will be priced at the next business day's NAV. Failure to complete an account application properly may result in a delay in processing your request. You are eligible to earn distributions beginning on the business day after the transfer agent receives your application in proper form.

                                                                                                                                  U.S. Dollars Only. All payments must be in U.S. dollars, and all checks must be drawn on U.S. banks.

                                                                                                                                    Insufficient Funds. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid.

                                                                                                                                      No Fund Named. When all or a portion of a payment is received for investment without a clear Fund designation, we may direct the undesignated portion or the entire amount, as applicable, into the Wells Fargo Advantage Money Market Fund. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we receive your order in proper form.

                                                                                                                                        Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

                                                                                                                                          Minimum Initial and Subsequent Investment Waivers. We allow a reduced minimum initial investment of $100 if you sign up for at least a $100 monthly automatic investment purchase plan. If you opened your account with the set minimum amount shown in the above chart, we allow reduced subsequent purchases for a minimum of $50 a month if you purchase through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

                                                                                                                                          How to Sell Shares

                                                                                                                                          The following section explains how you can sell shares held directly through an account with Wells Fargo Advantage Funds. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

Selling Shares	To Sell Some or All of Your Shares
By Internet

                                                                                                                                          Visit our Web site at www.wellsfargo.com/advantagefunds. Redemptions requested online are limited to a maximum of $100,000.You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.

By Mail

                                                                                                                                            Send a Letter of Instruction providing your name, account number, the Fund from which you wish to redeem and the dollar amount you wish to receive (or write "Full Redemption" to redeem your remaining account balance) to the address below.

                                                                                                                                              Make sure all account owners sign the request exactly as their names appear on the account application.

                                                                                                                                                A medallion guarantee may be required under certain circumstances (see"General Notes for Selling Shares").

                                                                                                                                                Regular Mail
                                                                                                                                                Wells Fargo Advantage Funds
                                                                                                                                                P.O. Box 8266
                                                                                                                                                Boston, MA 02266-8266

                                                                                                                                                Overnight Only
                                                                                                                                                Wells Fargo Advantage Funds
                                                                                                                                                c/o Boston Financial Data Services
                                                                                                                                                30 Dan Road
                                                                                                                                                Canton, MA 02021-2809

By Wire

                                                                                                                                                  To arrange for a Federal Funds wire, call 1-800-222-8222.

                                                                                                                                                    Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

                                                                                                                                                      Wire requests are sent to your bank account next business day if your request to redeem is received before the NYSE close.

                                                                                                                                                        There is a $10 fee for each request.

By Telephone / Electronic Funds Transfer (EFT)

                                                                                                                                                          Call an Investor Services representative at 1-800-222-8222 or use the automated phone system 1-800-368-7550.

                                                                                                                                                            Telephone privileges are automatically made available to you unless you specifically decline them on your account application or subsequently in writing.

                                                                                                                                                              Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

                                                                                                                                                                A check will be mailed to the address on record (if there have been no changes communicated to us within the last 15 days) or transferred to a linked bank account.

                                                                                                                                                                  Transfers made to aWells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

                                                                                                                                                                  Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

                                                                                                                                                                    Redemptions to any other linked bank account may post in two business days. Please check with your financial institution for timing of posting and availability of funds.

                                                                                                                                                                    Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

Through Your Investment Representative	Contact your investment representative.

                                                                                                                                                                    General Notes For Selling Shares

                                                                                                                                                                      Proper Form. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. If your request is not in proper form, you may have to provide us with additional documentation to redeem your shares. Requests received before the cutoff time are processed on the same business day.

                                                                                                                                                                      Form of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check,by Electronic Funds Transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds.Although generally we pay redemption requests in cash,we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

                                                                                                                                                                        Wire Fees. Typically, there is a $10 fee for wiring funds, however we reserve the right to waive any such fee for shareholders with account balances in excess of $100,000. Please contact your bank to find out about any charges they may assess for an incoming wire transfer.

                                                                                                                                                                        Telephone/Internet Redemptions. We will take reasonable steps to confirm that telephone and internet instructions are genuine. For example, we require proof of your identification, such as a Taxpayer Identification Number or username and password, before we will act on instructions received by telephone or the internet.We will not be liable for any losses incurred if we follow telephone or internet instructions we reasonably believe to be genuine. Your call may be recorded.

                                                                                                                                                                          Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT or the Automatic Investment Plan, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

                                                                                                                                                                            Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan.There may be special requirements that supercede the directions in this Prospectus.

                                                                                                                                                                              Medallion Guarantees. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party.You can get a Medallion guarantee at a financial institution such as a bank or brokerage house.We do not accept notarized signatures.

                                                                                                                                                                              How to Exchange Shares

                                                                                                                                                                              Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

                                                                                                                                                                                In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts).

                                                                                                                                                                                An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

                                                                                                                                                                                You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

                                                                                                                                                                                Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

                                                                                                                                                                                If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

                                                                                                                                                                                Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

                                                                                                                                                                                Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

                                                                                                                                                                                Frequent Purchases and Redemptions of Fund Shares

                                                                                                                                                                                The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

                                                                                                                                                                                Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including by disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

                                                                                                                                                                                The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be "blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to:

                                                                                                                                                                                  Money market funds;

                                                                                                                                                                                    Ultra short funds (includes Adjustable Rate Government Fund, Ultra Short-Term Income Fund and Ultra Short-Term Municipal Income Fund);

                                                                                                                                                                                      Purchases of shares through dividend reinvestments;

                                                                                                                                                                                        Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

                                                                                                                                                                                          Rebalancing transactions within certain asset allocation or "wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

                                                                                                                                                                                            Transactions initiated by a registered "fund of funds" or Section 529 Plan into an underlying fund investment;

                                                                                                                                                                                              Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

                                                                                                                                                                                                Purchases below $5,000 (including purchases that are part of an exchange transaction).

                                                                                                                                                                                                In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliates that are used exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

                                                                                                                                                                                                A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.

                                                                                                                                                                                                Account Policies

                                                                                                                                                                                                Automatic Plans
                                                                                                                                                                                                 These plans help you conveniently purchase and/or redeem shares each month. Once you select a plan, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222 for more information.

                                                                                                                                                                                                  Automatic Investment Plan —With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.

                                                                                                                                                                                                  Automatic Exchange Plan —With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the"How to Exchange Shares" section of this Prospectus for the conditions that apply to your shares. In addition, each transaction in an Automatic Exchange Plan must be for a minimum of $100. This feature may not be available for certain types of accounts.

                                                                                                                                                                                                  Systematic Withdrawal Plan —With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:

                                                                                                                                                                                                    must have a Fund account valued at $10,000 or more;

                                                                                                                                                                                                    must request a minimum redemption of $100;

                                                                                                                                                                                                    must have your distributions reinvested; and

                                                                                                                                                                                                    may not simultaneously participate in the Automatic Investment Plan.

                                                                                                                                                                                                    Payroll Direct Deposit —With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.

                                                                                                                                                                                                    It generally takes about ten business days to establish a plan once we have received your instructions. It generally takes about five business days to change or cancel participation in a plan. We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.

                                                                                                                                                                                                    Householding
                                                                                                                                                                                                     To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

                                                                                                                                                                                                    Retirement Accounts
                                                                                                                                                                                                     We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

                                                                                                                                                                                                      Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

                                                                                                                                                                                                        Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)s, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

                                                                                                                                                                                                        There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above.You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

                                                                                                                                                                                                        Small Account Redemptions
                                                                                                                                                                                                         We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

                                                                                                                                                                                                        Statements and Confirmations
                                                                                                                                                                                                         Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

                                                                                                                                                                                                        Electronic Delivery of Fund Documents
                                                                                                                                                                                                         You may elect to receive your Fund prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Fund's Web site at www.wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

                                                                                                                                                                                                        To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Fund's Web site at www.wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting www.wellsfargo.com/advantagedelivery.

                                                                                                                                                                                                        Statement Inquiries
                                                                                                                                                                                                         Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

                                                                                                                                                                                                        Transaction Authorizations
                                                                                                                                                                                                         Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

                                                                                                                                                                                                        USA PATRIOT Act
                                                                                                                                                                                                         In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

                                                                                                                                                                                                        Distributions

                                                                                                                                                                                                        The Funds generally make distributions of any net investment income monthly and any realized net capital gains at least annually. Please note, distributions have the effect of reducing the NAV per share by the amount distributed.

                                                                                                                                                                                                        We offer the following distribution options. To change your current option for payment of distributions, please call 1-800-222-8222.

                                                                                                                                                                                                          Automatic Reinvestment Option—Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

                                                                                                                                                                                                            Check Payment Option—Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written, medallion guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

                                                                                                                                                                                                              Bank Account Payment Option—Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written, medallion guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

                                                                                                                                                                                                                Directed Distribution Purchase Option—Allows you to buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

                                                                                                                                                                                                                Taxes

                                                                                                                                                                                                                The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting a Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

                                                                                                                                                                                                                We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

                                                                                                                                                                                                                Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

                                                                                                                                                                                                                An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by a Fund from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% rate of tax, as long as certain holding period requirements are met. These reduced rates of tax will expire after December 31, 2010. Maximum long-term capital gain income tax rates are scheduled to rise to 20% in 2011, 18% for assets held more than 5 years. Due to recent legislation, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a new 3.8% Medicare contribution tax will apply on "net investment income," including interest, dividends, and capital gains.

                                                                                                                                                                                                                Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

                                                                                                                                                                                                                If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Fund has built up, or have the potential to build up, high levels of unrealized appreciation.

                                                                                                                                                                                                                Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

                                                                                                                                                                                                                In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

                                                                                                                                                                                                                Master/Gateway® Structure

                                                                                                                                                                                                                The Total Return Bond Fund is a gateway fund in a Master/Gateway structure. This structure is more commonly known as a master/feeder structure. In this structure, a gateway or feeder fund invests substantially all of its assets in one or more master portfolios of Wells Fargo Master Trust or other stand-alone funds of Wells Fargo Advantage Funds whose objectives and investment strategies are consistent with the gateway fund's investment objective and strategies. Through this structure, gateway funds can enhance their investment opportunities and reduce their expenses by sharing the costs and benefits of a larger pool of assets. Master portfolios offer their shares to multiple gateway funds and other master portfolios rather than directly to the public. Certain administrative and other fees and expenses are charged to both the gateway fund and the master portfolio(s). The services provided and fees charged to a gateway fund are in addition to and not duplicative of the services provided and fees charged to the master portfolios. Fees relating to investments in other stand-alone funds are waived to the extent that they are duplicative, or would exceed certain defined limits.

                                                                                                                                                                                                                Description of Master Portfolio
                                                                                                                                                                                                                 The following table lists the master portfolio in which the Total Return Bond Fund invests. The portfolio's investment objective is provided followed by a description of the portfolio's investment strategies.

Master Portfolio	Investment Objective and Principal Investment Strategies
Total Return Bond Portfolio

                                                                                                                                                                                                                Investment Objective: The Portfolio seeks total return, consisting of income and capital appreciation.
                                                                                                                                                                                                                Principal Investment Strategies: We invest principally in investment-grade debt securities, including U.S. Government obligations, corporate bonds and mortgage- and asset-backed securities.As part of our investment strategy, we may invest in stripped securities or enter into mortgage dollar rolls and reverse repurchase agreements, as well as invest in U.S. dollar-denominated debt securities of foreign issuers. We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. While we may purchase securities of any maturity or duration, under normal circumstances, we expect to maintain an overall dollar-weighted average effective duration range between 4 and 5½ years.
                                                                                                                                                                                                                We invest in debt securities that we believe offer competitive returns and are undervalued, offering additional income and/or price appreciation potential, relative to other debt securities of similar credit quality and interest rate sensitivity. From time to time, we may also invest in unrated bonds that we believe are comparable to investment-grade debt securities.We may sell a security that has achieved its desired return or if we believe the security or its sector has become overvalued. We may also sell a security if a more attractive opportunity becomes available or if the security is no longer attractive due to its risk profile or as a result of changes in the overall market environment.We may actively trade portfolio securities.

                                                                                                                                                                                                                The Sub-Adviser for the Master Portfolio
                                                                                                                                                                                                                 The sub-advisers for the master portfolio are compensated for their services by Funds Management from the fees Funds Management receives for its services as adviser to the master portfolio.

                                                                                                                                                                                                                Wells Capital Management Incorporated (Wells Capital Management), an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco,CA 94105, is the investment sub-adviser for the Total Return Bond Portfolio in which the Total Return Bond Fund invests substantially all of its assets. For additional information regarding Wells Capital Management, see "The Sub-Adviser and Portfolio Managers" sub-section.

                                                                                                                                                                                                                Additional Performance Information

                                                                                                                                                                                                                This section contains additional information regarding performance of the Funds. The sub-section below titled "Index Descriptions" defines the market indices that are referenced in the Fund Summaries. The sub-section below titled "Share Class Performance" provides history for specified share classes of certain Funds.

                                                                                                                                                                                                                Index Descriptions
                                                                                                                                                                                                                The "Average Annual Total Returns" table in each Fund's Fund Summary compares the Fund's returns with those of at least one broad-based market index. Below are descriptions of each such index. You cannot invest directly in an index.

Barclays Capital U.S. Aggregate Bond Index

                                                                                                                                                                                                                The Barclays Capital U.S.Aggregate Bond Index is composed of the Barclays Capital U.S.Government/Credit Index and the Barclays Capital U.S.Mortgage-Backed Securities Index, and includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities.

                                                                                                                                                                                                                Share Class Performance
                                                                                                                                                                                                                 The performance history of the Institutional Class of the Fund is included below due to events such as a share class's commencement of operations, the Fund's change in sub-adviser, share class modifications, mergers or reorganizations, renamed share classes, etc., that may have taken place during the periods of performance shown in the "Calendar Year Total Returns" and "Average Annual Total Returns" presented in the Fund Summary. For example, with respect to the commencement of operations of the share class, details regarding the identity of an older predecessor share class of a newer share class of an applicable Fund, including any adjustments to reflect certain fees or expenses paid by the newer share class or inclusion of non-applicable expenses of the older predecessor share class, are listed below.

                                                                                                                                                                                                                  Total Return Bond Fund - Investor Class Shares. Investor Class shares incepted on April 8, 2005. Effective June 20, 2008, Class Z was renamed Investor Class and modified to assume the features and attributes of the Investor Class. Performance shown prior to the inception of the Investor Class shares reflects the performance of the Administrator Class shares, adjusted to reflect Class Z expenses.

                                                                                                                                                                                                                  The Fund's past performance is no guarantee of future results. The Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what the Fund's returns may be in any future period. The Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

                                                                                                                                                                                                                  Financial Highlights

                                                                                                                                                                                                                  The following table is intended to help you understand the Fund's financial performance for the past 5 years (or for the life of a Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). An independent registered public accounting firm has audited the information for each period. The information, along with the report of an independent registered public accounting firm and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

                                                                                                                                                                                                                  Total Return Bond Fund

                                                                                                                                                                                                                  Investor Class

                                                                                                                                                                                                                  For a share outstanding throughout each period.

For the period ended:	May 31, 2010	May 31, 2009	May 31, 2008	May 31, 2007	May 31, 2006
Beginning net asset value per share	$12.30	$12.15	$11.99	$11.81	$12.41
Net investment income	0.45	0.55	0.55	0.54	0.46
Net realized and unrealized gain (loss) on investments	0.80	0.17	0.16	0.18	(0.59)
Total from investment operations	1.25	0.72	0.71	0.72	(0.13)
Distributions from net investment income	(0.45)	(0.57)	(0.55)	(0.54)	(0.47)
Distributions from net realized gain	(0.12)	0.00	0.00	0.00	0.00
Total distributions	(0.57)	(0.57)	(0.55)	(0.54)	(0.47)
Net asset value, end of period	$12.98	$12.30	$12.15	$11.99	$11.81
Ratio to average net assets (annualized):
Net investment income (loss)	3.47%	4.36%	4.29%	4.44%	3.74%
Gross expenses	0.89%[3]	0.95%[3]	1.15%[3]	1.15%[3]	1.19%[3]
Net expenses	0.89%[3]	0.90%[3]	0.95%[3]	0.95%[3]	0.95%[3]
Total return[1]	10.36%	6.15%	6.04%	6.17%	(1.03)%
Portfolio turnover rate[2]	638%[4]	633%[4]	572%[4]	665%[4]	704%[4]
Net assets at end of period (000's omitted)	$36,375	$18,005	$3,254	$4,289	$6,578

1

                                                                                                                                                                                                                  Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

2	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
3	Includes expenses allocated from the Master Portfolio(s) in which the Fund invests.
4	Portfolio turnover rate represents the activity from the Fund's investment in Master Portfolio(s).

                                                                                                                                                                                                                  FOR MORE INFORMATION

                                                                                                                                                                                                                  More information on a Fund is available free upon request, including the following documents:

                                                                                                                                                                                                                  Statement of Additional Information (SAI)
                                                                                                                                                                                                                  Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

                                                                                                                                                                                                                  Annual/Semi-Annual Reports
                                                                                                                                                                                                                  Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

                                                                                                                                                                                                                  To obtain copies of the above documents or for more information about
                                                                                                                                                                                                                  Wells Fargo Advantage Funds, contact us:

                                                                                                                                                                                                                  By telephone:
                                                                                                                                                                                                                  Individual Investors: 1-800-222-8222
                                                                                                                                                                                                                  Retail Investment Professionals: 1-888-877-9275
                                                                                                                                                                                                                  Institutional Investment Professionals: 1-866-765-0778

                                                                                                                                                                                                                  By e-mail: wfaf@wellsfargo.com

                                                                                                                                                                                                                  By mail:
                                                                                                                                                                                                                  Wells Fargo Advantage Funds
                                                                                                                                                                                                                  P.O. Box 8266
                                                                                                                                                                                                                  Boston, MA 02266-8266

                                                                                                                                                                                                                  On the Internet:
                                                                                                                                                                                                                  www.wellsfargo.com/advantagefunds

                                                                                                                                                                                                                  From the SEC:
                                                                                                                                                                                                                  Visit the SEC's Public Reference Room in Washington,
                                                                                                                                                                                                                  DC (phone 1-202-551-8090 for operational information for the SEC's Public Reference Room) or the SEC's Internet site at www.sec.gov.

                                                                                                                                                                                                                  To obtain information for a fee, write or email:
                                                                                                                                                                                                                  SEC's Public Reference Section
                                                                                                                                                                                                                  100 "F" Street, NE
                                                                                                                                                                                                                  Washington, DC 20549-0102
                                                                                                                                                                                                                  publicinfo@sec.gov

© 2010 Wells-Fargo Funds Management, LLC. All rights reserved	www.wellsfargo.com/advantagefunds	A00IFIV/P1006A 10-10 ICA Reg. No. 811-09253

                                                                                                                                                                                                                  Prospectus

                                                                                                                                                                                                                  October 1, 2010

                                                                                                                                                                                                                  Investor Class

                                                                                                                                                                                                                  Wells Fargo Advantage Funds® - Income Funds

Government Securities Fund	Short-Term Bond Fund
STVSX	SSTBX
High Income Fund	Short-Term High Yield Bond Fund
STHYX	STHBX
Income Plus Fund	Ultra Short-Term Income Fund
WIPNX	STADX

                                                                                                                                                                                                                  These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (SEC), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                                                                                                                                                                                                  Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                                                                                                  Fund Summaries

                                                                                                                                                                                                                  A summary of information about each Fund, including: investment objective, fees and expenses, portfolio turnover, principal investment strategies, principal risks, performance history, management of the Fund, transaction policies and tax information.

                                                                                                                                                                                                                  The Funds

                                                                                                                                                                                                                  Information about each Fund you should know before investing, including: investment objective, principal investments, principal investment strategies, and principal risks.

                                                                                                                                                                                                                  Organization and Management of the Funds

                                                                                                                                                                                                                  Information about the Funds' organization and the companies managing your money.

                                                                                                                                                                                                                  Your Account

                                                                                                                                                                                                                  Information about how Fund shares are priced and how to buy, sell and exchange Fund shares.

                                                                                                                                                                                                                  Other information

                                                                                                                                                                                                                  Information about distributions, taxes and financial highlights.

                                                                                                                                                                                                                  Government Securities Fund Summary

                                                                                                                                                                                                                  Investment Objective

                                                                                                                                                                                                                  The Fund seeks current income.

                                                                                                                                                                                                                  Fees and Expenses

                                                                                                                                                                                                                  These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.37%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.53%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses[1]	0.93%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.93%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.92% for Investor Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                                                                                                                                                                  Example of Expenses

                                                                                                                                                                                                                  The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$95
3 Years	$296
5 Years	$515
10 Years	$1,143

                                                                                                                                                                                                                  Portfolio Turnover

                                                                                                                                                                                                                  The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 194% of the average value of its portfolio.

                                                                                                                                                                                                                  Principal Investment Strategies

                                                                                                                                                                                                                  Under normal circumstances, we invest at least 80% of the Fund's net assets in U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations, and up to 20% of the Fund's net assets in non-government investment-grade debt securities.

                                                                                                                                                                                                                  We invest principally in U.S. Government obligations, including debt securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies or government-sponsored entities. These securities may have fixed, floating or variable rates and also include mortgage-backed securities. As part of our mortgage-backed securities investment strategy, we may enter into dollar rolls or invest in stripped securities. We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

                                                                                                                                                                                                                  We employ a top-down, macroeconomic outlook to determine the portfolio's duration, yield curve positioning and sector allocation. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. In combination with our top-down, macroeconomic approach, we employ a bottom-up process of fundamental securities analysis to select the specific securities for investment. Elements of this evaluation may include duration measurements, historical yield spread relationships, volatility trends, mortgage refinance rates, as well as other factors. We may sell a security due to changes in our outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile. We may actively trade portfolio securities.

                                                                                                                                                                                                                  Principal Investment Risks

                                                                                                                                                                                                                  Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

                                                                                                                                                                                                                  Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

                                                                                                                                                                                                                  Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

                                                                                                                                                                                                                  Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

                                                                                                                                                                                                                  Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                                                                                                                                                                  Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

                                                                                                                                                                                                                  Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

                                                                                                                                                                                                                  Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                                                                                                  Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                                                                                                                                                                  Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns.

                                                                                                                                                                                                                  Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

                                                                                                                                                                                                                  Stripped Securities Risk. Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities. For example, stripped mortgage-backed securities have greater interest rate risk than mortgage-backed securities with like maturities, and stripped treasury securities have greater interest rate risk than traditional government securities with identical credit ratings.

                                                                                                                                                                                                                  U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

                                                                                                                                                                                                                  Performance

                                                                                                                                                                                                                  The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

                                                                                                                                                                                                                  Calendar Year Total Returns as of 12/31 each year
                                                                                                                                                                                                                  Investor Class

Highest Quarter: 3rd Quarter 2002	+5.63%
Lowest Quarter: 2nd Quarter 2004	--2.78%
Year-to-date total return as of 6/30/2010 is +5.04%

Average Annual Total Returns as of 12/31/2009
	Inception Date of Share Class	1 Year	5 Years	10 Years
Investor Class (before taxes)	10/29/1986	3.55%	4.74%	5.99%
Investor Class (after taxes on distributions)	10/29/1986	1.90%	3.02%	4.02%
Investor Class (after taxes on distributions and the sale of Fund Shares)	10/29/1986	2.29%	3.03%	3.96%
Barclays Capital Intermediate Government Index (reflects no deduction for fees, expenses, or taxes)		-0.32%	4.74%	5.65%
Barclays Capital U.S. Aggregate ex Credit Index (reflects no deduction for fees, expenses, or taxes)		3.13%	5.07%	N/A

                                                                                                                                                                                                                  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

                                                                                                                                                                                                                  Fund Management

Investment Adviser	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Michael J. Bray, CFA, Portfolio Manager / 2005 Christopher Kauffman, CFA, Portfolio Manager / 2010

                                                                                                                                                                                                                  For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Important Information Regarding Purchase and Sale of Fund Shares" beginning on page 33 of the Prospectus.

                                                                                                                                                                                                                  High Income Fund Summary

                                                                                                                                                                                                                  Investment Objective

                                                                                                                                                                                                                  The Fund seeks total return, consisting of a high level of current income and capital appreciation.

                                                                                                                                                                                                                  Fees and Expenses

                                                                                                                                                                                                                  These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.54%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses[1]	1.05%
Fee Waivers	0.11%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.94%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.93% for Investor Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                                                                                                                                                                  Example of Expenses

                                                                                                                                                                                                                  The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$96
3 Years	$300
5 Years	$546
10 Years	$1,251

                                                                                                                                                                                                                  Portfolio Turnover

                                                                                                                                                                                                                  The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 77% of the average value of its portfolio.

                                                                                                                                                                                                                  Principal Investment Strategies

                                                                                                                                                                                                                  Under normal circumstances, we invest at least 80% of the Fund's net assets in corporate debt securities that are below investment-grade, up to 30% of the Fund's total assets in U.S. dollar-denominated debt securities of foreign issuers, up to 20% of the Fund's total assets in equities and convertible debt securities and up to 10% of the Fund's total assets in debt securities that are in default at the time of purchase.

                                                                                                                                                                                                                  We invest principally in below investment-grade debt securities (often called "high-yield" securities or "junk bonds") of corporate issuers. These include traditional corporate bonds as well as bank loans. These securities may have fixed, floating or variable rates. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated BB through CCC by Standard & Poor's, or Ba through Caa by Moody's, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. Additionally, we may invest in stripped securities.

                                                                                                                                                                                                                  We start our investment process with a top-down, macroeconomic outlook to determine industry and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, corporate profits, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. Within these parameters, we then apply rigorous credit research to select individual securities that we believe can add value from income and/or the potential for capital appreciation. Our credit research may include an assessment of an issuer's general financial condition, its competitive positioning and management strength, as well as industry characteristics and other factors. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile.

                                                                                                                                                                                                                  Principal Investment Risks

                                                                                                                                                                                                                  Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

                                                                                                                                                                                                                  Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

                                                                                                                                                                                                                  Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

                                                                                                                                                                                                                  Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

                                                                                                                                                                                                                  High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

                                                                                                                                                                                                                  Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                                                                                                                                                                  Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

                                                                                                                                                                                                                  Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

                                                                                                                                                                                                                  Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective.The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                                                                                                  Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                                                                                                                                                                  Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

                                                                                                                                                                                                                  Stripped Securities Risk. Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities. For example, stripped mortgage-backed securities have greater interest rate risk than mortgage-backed securities with like maturities, and stripped treasury securities have greater interest rate risk than traditional government securities with identical credit ratings.

                                                                                                                                                                                                                  Performance

                                                                                                                                                                                                                  The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

                                                                                                                                                                                                                  Calendar Year Total Returns as of 12/31 each year
                                                                                                                                                                                                                  Investor Class

Highest Quarter: 2nd Quarter 2009	+10.82%
Lowest Quarter: 4th Quarter 2008	--11.95%
Year-to-date total return as of 6/30/2010 is +3.38%

Average Annual Total Returns as of 12/31/2009
	Inception Date of Share Class	1 Year	5 Years	10 Years
Investor (before taxes)	12/28/1995	33.14%	4.93%	4.19%
Investor Class (after taxes on distributions)	12/28/1995	29.57%	2.30%	1.03%
Investor Class (after taxes on distributions and the sale of Fund Shares)	12/28/1995	21.28%	2.63%	1.56%
Barclays Capital U.S. Corporate High Yield Index (reflects no deduction for fees, expenses, or taxes)		58.21%	6.46%	6.71%

                                                                                                                                                                                                                  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

                                                                                                                                                                                                                  Fund Management

Investment Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Kevin J. Maas, CFA, Portfolio Manager / 2007 Thomas M. Price, CFA, Portfolio Manager / 1998 Michael J. Schueller, CFA, Portfolio Manager / 2007

                                                                                                                                                                                                                  For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Important Information Regarding Purchase and Sale of Fund Shares" beginning on page 33 of the Prospectus.

                                                                                                                                                                                                                  Income Plus Fund Summary

                                                                                                                                                                                                                  Investment Objective

                                                                                                                                                                                                                  The Fund seeks total return, consisting of current income and capital appreciation.

                                                                                                                                                                                                                  Fees and Expenses

                                                                                                                                                                                                                  These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.54%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses[1]	0.96%
Fee Waivers	0.01%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.95%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.93% for Investor Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                                                                                                                                                                  Example of Expenses

                                                                                                                                                                                                                  The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$97
3 Years	$303
5 Years	$528
10 Years	$1,175

                                                                                                                                                                                                                  Portfolio Turnover

                                                                                                                                                                                                                  The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 187% of the average value of its portfolio.

                                                                                                                                                                                                                  Principal Investment Strategies

                                                                                                                                                                                                                  Under normal circumstances, we invest at least 80% of the Fund's net assets in income-producing securities, up to 35% of the Fund's total assets in debt securities that are below investment-grade and up to 25% of the Fund's total assets in debt securities of foreign issuers.

                                                                                                                                                                                                                  We invest principally in debt securities, including corporate, mortgage- and asset-backed securities, bank loans and U.S. Government obligations. These securities may have fixed, floating or variable rates and may include debt securities of both domestic and foreign issuers. We invest in both investment-grade and below investment-grade debt securities (often called "high yield" securities or "junk bonds"). As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated at least CCC by Standard & Poor's or Caa by Moody's, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. We expect to maintain an average credit quality for this portion of the Fund's portfolio equivalent to B or higher. We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

                                                                                                                                                                                                                  We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, corporate profits, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. Within these parameters, we then apply rigorous credit research to select individual securities that we believe can add value from income and/or the potential for capital appreciation. Our credit research may include an assessment of an issuer's general financial condition, its competitive positioning and management strength, as well as industry characteristics and other factors. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile. We may actively trade portfolio securities.

                                                                                                                                                                                                                  Principal Investment Risks

                                                                                                                                                                                                                  Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

                                                                                                                                                                                                                  Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

                                                                                                                                                                                                                  Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

                                                                                                                                                                                                                  Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

                                                                                                                                                                                                                  Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

                                                                                                                                                                                                                  High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

                                                                                                                                                                                                                  Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                                                                                                                                                                  Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

                                                                                                                                                                                                                  Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

                                                                                                                                                                                                                  Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                                                                                                  Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                                                                                                                                                                  Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns.

                                                                                                                                                                                                                  Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

                                                                                                                                                                                                                  U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

                                                                                                                                                                                                                  Performance

                                                                                                                                                                                                                  The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

                                                                                                                                                                                                                  Calendar Year Total Returns as of 12/31 each year
                                                                                                                                                                                                                  Investor Class

Highest Quarter: 3rd Quarter 2009	+5.52%
Lowest Quarter: 2nd Quarter 2004	--1.96%
Year-to-date total return as of 6/30/2010 is +5.67%

Average Annual Total Returns as of 12/31/2009
	Inception Date of Share Class	1 Year	5 Years	10 Years
Investor Class (before taxes)	7/18/2008	11.82%	5.35%	5.95%
Investor Class (after taxes on distributions)	7/18/2008	10.10%	3.53%	3.75%
Investor Class (after taxes on distributions and the sale of Fund Shares)	7/18/2008	7.62%	3.47%	3.72%
Barclays Capital U.S. Universal Index (reflects no deduction for fees, expenses, or taxes)		8.60%	5.01%	6.44%

                                                                                                                                                                                                                  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

                                                                                                                                                                                                                  Fund Management

Investment Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

                                                                                                                                                                                                                  Michael J. Bray, CFA, Portfolio Manager / 2008
                                                                                                                                                                                                                  D. James Newton II, CFA, CPA, Portfolio Manager / 2008
                                                                                                                                                                                                                  Thomas M. Price, CFA, Portfolio Manager / 2005
                                                                                                                                                                                                                  Janet S. Rilling, CFA, CPA, Portfolio Manager / 2008

                                                                                                                                                                                                                  For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Important Information Regarding Purchase and Sale of Fund Shares" beginning on page 33 of the Prospectus.

                                                                                                                                                                                                                  Short-Term Bond Fund Summary

                                                                                                                                                                                                                  Investment Objective

                                                                                                                                                                                                                  The Fund seeks current income consistent with capital preservation.

                                                                                                                                                                                                                  Fees and Expenses

                                                                                                                                                                                                                  These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.55%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses[1]	0.97%
Fee Waivers	0.12%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.85%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through September 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.83% for Investor Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                                                                                                                                                                  Example of Expenses

                                                                                                                                                                                                                  The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$87
3 Years	$297
5 Years	$525
10 Years	$1,179

                                                                                                                                                                                                                  Portfolio Turnover

                                                                                                                                                                                                                  The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45% of the average value of its portfolio.

                                                                                                                                                                                                                  Principal Investment Strategies

                                                                                                                                                                                                                  Under normal circumstances we invest at least 80% of the Fund's net assets in debt securities, and up to 25% of the Fund's total assets in U.S. dollar-denominated debt securities of foreign issuers, and up to 25% of the Fund's total assets in below investment-grade debt securities.

                                                                                                                                                                                                                  We invest principally in debt securities. We may invest in a variety of debt securities, including corporate, mortgage- and asset-backed securities, bank loans and U.S. Government obligations. These securities may have fixed, floating or variable rates. We invest in both investment-grade and below investment-grade debt securities (often called "high yield securities" or "junk bonds") and may also invest in U.S. dollar-denominated debt securities of foreign issuers. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated at least BB by Standard & Poor's or Ba by Moody's, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. Additionally, we may invest in stripped securities. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be three years or less.

                                                                                                                                                                                                                  We employ a top-down macroeconomic outlook to determine the portfolio's duration, yield curve positioning and industry allocation. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, corporate profits, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. In combination with our top-down macroeconomic approach, we employ a bottom-up process of fundamental securities analysis to determine the specific securities for investment. Elements of this evaluation may include credit research, duration measurements, historical yield spread relationships, volatility trends, mortgage refinance rates, as well as other factors. Our credit analysis may consider an issuer's general financial condition, its competitive position and its management strategies, as well as industry characteristics and other factors. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile.

                                                                                                                                                                                                                  Principal Investment Risks

                                                                                                                                                                                                                  Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

                                                                                                                                                                                                                  Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

                                                                                                                                                                                                                  Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

                                                                                                                                                                                                                  Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

                                                                                                                                                                                                                  High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

                                                                                                                                                                                                                  Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                                                                                                                                                                  Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

                                                                                                                                                                                                                  Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

                                                                                                                                                                                                                  Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                                                                                                  Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                                                                                                                                                                  Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns.

                                                                                                                                                                                                                  Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

                                                                                                                                                                                                                  Stripped Securities Risk. Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities. For example, stripped mortgage-backed securities have greater interest rate risk than mortgage-backed securities with like maturities, and stripped treasury securities have greater interest rate risk than traditional government securities with identical credit ratings.

                                                                                                                                                                                                                  U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

                                                                                                                                                                                                                  Performance

                                                                                                                                                                                                                  The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

                                                                                                                                                                                                                  Calendar Year Total Returns as of 12/31 each year
                                                                                                                                                                                                                  Investor Class

Highest Quarter: 3rd Quarter 2009	+3.55%
Lowest Quarter: 1st Quarter 2002	--1.92%
Year-to-date total return as of 6/30/2010 is +2.78%

Average Annual Total Returns as of 12/31/2009
	Inception Date of Share Class	1 Year	5 Years	10 Years
Investor Class (before taxes)	8/31/1987	9.45%	3.89%	3.76%
Investor Class (after taxes on distributions)	8/31/1987	8.17%	2.36%	2.02%
Investor Class (after taxes on distributions and the sale of Fund Shares)	8/31/1987	6.11%	2.42%	2.14%
Barclays Capital 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses, or taxes)		3.83%	4.32%	4.86%

                                                                                                                                                                                                                  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

                                                                                                                                                                                                                  Fund Management

Investment Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Jay N. Mueller, CFA, Portfolio Manager/2004 D. James Newton II, CFA, CPA, Portfolio Manager/2010 Christopher Kauffman, CFA, Portfolio Manager/2010

                                                                                                                                                                                                                  For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Important Information Regarding Purchase and Sale of Fund Shares" beginning on page 33 of the Prospectus.

                                                                                                                                                                                                                  Short-Term High Yield Bond Fund Summary

                                                                                                                                                                                                                  Investment Objective

                                                                                                                                                                                                                  The Fund seeks total return, consisting of a high level of current income and capital appreciation.

                                                                                                                                                                                                                  Fees and Expenses

                                                                                                                                                                                                                  These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.55%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses[1]	1.07%
Fee Waivers	0.21%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.86%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through September 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.84% for Investor Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                                                                                                                                                                  Example of Expenses

                                                                                                                                                                                                                  The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$88
3 Years	$319
5 Years	$570
10 Years	$1,287

                                                                                                                                                                                                                  Portfolio Turnover

                                                                                                                                                                                                                  The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

                                                                                                                                                                                                                  Principal Investment Strategies

                                                                                                                                                                                                                  Under normal circumstances, we invest at least 80% of the Fund's net assets in below investment-grade corporate debt securities and up to 25% of the Fund's total assets in U.S. dollar-denominated debt securities of foreign issuers.

                                                                                                                                                                                                                  We invest principally in below investment-grade debt securities (often called "high-yield" securities or "junk bonds") of corporate issuers. These include traditional corporate bonds as well as bank loans. These securities may have fixed, floating or variable rates. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated BB through CCC by Standard & Poor's or Ba through Caa by Moody's, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We may also invest in stripped securities. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be three years or less.

                                                                                                                                                                                                                  We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, corporate profits, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. Within these parameters, we then apply rigorous credit research to select individual securities that we believe can add value from income and/or the potential for capital appreciation. Our credit research may include an assessment of an issuer's general financial condition, its competitive positioning and management strength, as well as industry characteristics, liquidity and other factors. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile.

                                                                                                                                                                                                                  Principal Investment Risks

                                                                                                                                                                                                                  Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

                                                                                                                                                                                                                  Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

                                                                                                                                                                                                                  Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

                                                                                                                                                                                                                  Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

                                                                                                                                                                                                                  High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

                                                                                                                                                                                                                  Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                                                                                                                                                                  Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

                                                                                                                                                                                                                  Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

                                                                                                                                                                                                                  Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                                                                                                  Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                                                                                                                                                                  Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

                                                                                                                                                                                                                  Stripped Securities Risk. Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities. For example, stripped mortgage-backed securities have greater interest rate risk than mortgage-backed securities with like maturities, and stripped treasury securities have greater interest rate risk than traditional government securities with identical credit ratings.

                                                                                                                                                                                                                  Performance

                                                                                                                                                                                                                  The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

                                                                                                                                                                                                                  Calendar Year Total Returns as of 12/31 each year
                                                                                                                                                                                                                  Investor Class

Highest Quarter: 1st Quarter 2009	+4.73%
Lowest Quarter: 4th Quarter 2008	--5.68%
Year-to-date total return as of 6/30/2010 is +2.28%

Average Annual Total Returns as of 12/31/2009
	Inception Date of Share Class	1 Year	5 Years	10 Years
Investor Class (before taxes)	6/30/1997	15.28%	4.11%	3.87%
Investor Class (after taxes on distributions)	6/30/1997	13.15%	2.18%	1.63%
Investor Class (after taxes on distributions and the sale of Fund Shares)	6/30/1997	9.87%	2.37%	1.91%
BofAML High Yield U.S. Corp Cash Pay BB 1-5 Years Index (reflects no deduction for fees, expenses, or taxes)		37.85%	6.02%	6.26%
Short-Term High Yield Bond Index III		41.25%	6.22%	6.60%

                                                                                                                                                                                                                  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

                                                                                                                                                                                                                  Fund Management

Investment Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Kevin J. Maas, CFA, Portolio Manager / 2007 Thomas M. Price, CFA, Portolio Manager / 1998 Michael J. Schueller, CFA, Portolio Manager / 2007

                                                                                                                                                                                                                  For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Important Information Regarding Purchase and Sale of Fund Shares" beginning on page 33 of the Prospectus.

                                                                                                                                                                                                                  Ultra Short-Term Income Fund Summary

                                                                                                                                                                                                                  Investment Objective

                                                                                                                                                                                                                  The Fund seeks current income consistent with capital preservation.

                                                                                                                                                                                                                  Fees and Expenses

                                                                                                                                                                                                                  These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.39%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.54%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses[1]	0.95%
Fee Waivers	0.20%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.75%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.73% for Investor Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                                                                                                                                                                  Example of Expenses

                                                                                                                                                                                                                  The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$77
3 Years	$240
5 Years	$464
10 Years	$1,108

                                                                                                                                                                                                                  Portfolio Turnover

                                                                                                                                                                                                                  The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45% of the average value of its portfolio.

                                                                                                                                                                                                                  Principal Investment Strategies

                                                                                                                                                                                                                  Under normal circumstances, we invest at least 80% of the Fund's net assets in income-producing debt securities and up to 25% of the Fund's total assets in U.S. dollar-denominated debt securities of foreign issuers and up to 25% of the Fund's total assets in below investment-grade debt securities. We invest principally in income-producing debt securities. Our portfolio holdings may include U.S. Government obligations, corporate debt securities, bank loans and mortgage- and asset-backed debt securities. We may invest in investment-grade and below investment-grade debt securities (often called "high-yield" securities or "junk bonds"), as well as in debt securities of both domestic and foreign issuers. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated at least BB by Standard & Poor's or Ba by Moody's, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We may also invest in stripped securities. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be one year or less.

                                                                                                                                                                                                                  We employ a top-down, macroeconomic outlook to determine the portfolio's duration, yield curve positioning, credit quality and sector allocation. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, corporate profits, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. In combination with our top-down, macroeconomic approach, we employ a bottom-up process of fundamental securities analysis to select the specific securities for investment. Elements of this evaluation may include credit research, duration measurements, historical yield spread relationships, volatility trends, mortgage refinance rates, as well as other factors. Our credit analysis may consider an issuer's general financial condition, its competitive position and its management strategies, as well as industry characteristics and other factors. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile.

                                                                                                                                                                                                                  Principal Investment Risks

                                                                                                                                                                                                                  Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

                                                                                                                                                                                                                  Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

                                                                                                                                                                                                                  Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

                                                                                                                                                                                                                  Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

                                                                                                                                                                                                                  High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

                                                                                                                                                                                                                  Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                                                                                                                                                                  Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

                                                                                                                                                                                                                  Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

                                                                                                                                                                                                                  Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                                                                                                  Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                                                                                                                                                                  Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns.

                                                                                                                                                                                                                  Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

                                                                                                                                                                                                                  Stripped Securities Risk. Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities. For example, stripped mortgage-backed securities have greater interest rate risk than mortgage-backed securities with like maturities, and stripped treasury securities have greater interest rate risk than traditional government securities with identical credit ratings.

                                                                                                                                                                                                                  U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

                                                                                                                                                                                                                  Performance

                                                                                                                                                                                                                  The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

                                                                                                                                                                                                                  Calendar Year Total Returns as of 12/31 each year
                                                                                                                                                                                                                  Investor Class

Highest Quarter: 3rd Quarter 2009	+3.70%
Lowest Quarter: 4th Quarter 2008	--4.64%
Year-to-date total return as of 6/30/2010 is +1.99%

Average Annual Total Returns as of 12/31/2009
	Inception Date of Share Class	1 Year	5 Years	10 Years
Investor Class (before taxes)	11/25/1988	8.61%	2.52%	2.86%
Investor Class (after taxes on distributions)	11/25/1988	7.52%	0.99%	1.21%
Investor Class (after taxes on distributions and the sale of Fund Shares)	11/25/1988	5.57%	1.26%	1.44%
Barclays Capital U.S. 1-3 Year Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)		3.83%	4.32%	4.86%
Barclays Capital Short-Term Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)		1.64%	3.81%	N/A
Barclays Capital 9-12 Months U.S. Short Treasury Index (reflects no deduction for fees, expenses, or taxes)		0.76%	3.63%	3.66%

                                                                                                                                                                                                                  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

                                                                                                                                                                                                                  Fund Management

Investment Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Christopher Kauffman, CFA, Portfolio Manager / 2010 Jay N. Mueller, CFA, Portfolio Manager / 2004 D. James Newton II, CFA, CPA, Portfolio Manager / 2008 Thomas M. Price, CFA, Portfolio Manager / 2002

                                                                                                                                                                                                                  Summary of Important Information Regarding Purchase and Sale of Fund Shares

                                                                                                                                                                                                                  Transaction Policies

Buying Fund Shares	To Place Orders or Redeem Shares
Minimum Initial Investment Investor Class: $2,500 Minimum Additional Investment Investor Class: $100	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your financial professional.

                                                                                                                                                                                                                  In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any business day. You also may buy and sell shares through a financial professional.

                                                                                                                                                                                                                  Tax Information

                                                                                                                                                                                                                  Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

                                                                                                                                                                                                                  Payments to Broker-Dealers and Other Financial Intermediaries

                                                                                                                                                                                                                  If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                                                                                                                                                                  The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

                                                                                                                                                                                                                  The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202) 371-8300.

                                                                                                                                                                                                                  Key Fund Information

                                                                                                                                                                                                                  This Prospectus contains information about certain Funds within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

                                                                                                                                                                                                                  In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

                                                                                                                                                                                                                  Investment Objective, Principal Investments and Principal Investment Strategies

                                                                                                                                                                                                                  The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

                                                                                                                                                                                                                    what the Fund is trying to achieve;

                                                                                                                                                                                                                      how we intend to invest your money; and

                                                                                                                                                                                                                        what makes the Fund different from the other Funds offered in this Prospectus.

                                                                                                                                                                                                                        This section also provides a summary of each Fund's principal investments, policies and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policies of the Funds concerning "80% of the Funds' net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

                                                                                                                                                                                                                        Principal Risk Factors

                                                                                                                                                                                                                        This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

                                                                                                                                                                                                                        Government Securities Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Manager	Michael J. Bray, CFA and Christopher Kauffman, CFA
Fund Inception:	October 29, 1986
Investor Class	Ticker: STVSX	Fund Number: 3213

                                                                                                                                                                                                                        Investment Objective

                                                                                                                                                                                                                        The Fund seeks current income.

                                                                                                                                                                                                                        Principal Investments

                                                                                                                                                                                                                        Under normal circumstances, we invest:

                                                                                                                                                                                                                          at least 80% of the Fund's net assets in U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations; and

                                                                                                                                                                                                                            up to 20% of the Fund's net assets in non-government investment-grade debt securities.

                                                                                                                                                                                                                            Principal Investment Strategies

                                                                                                                                                                                                                            We invest principally in U.S. Government obligations, including debt securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies or government-sponsored entities. These securities may have fixed, floating or variable rates and also include mortgage-backed securities. As part of our mortgage-backed securities investment strategy, we may enter into dollar rolls or invest in stripped securities. We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

                                                                                                                                                                                                                            We employ a top-down, macroeconomic outlook to determine the portfolio's duration, yield curve positioning and sector allocation. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. In combination with our top-down, macroeconomic approach, we employ a bottom-up process of fundamental securities analysis to select the specific securities for investment. Elements of this evaluation may include duration measurements, historical yield spread relationships, volatility trends, mortgage refinance rates, as well as other factors. We may sell a security due to changes in our outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile. We may actively trade portfolio securities.

                                                                                                                                                                                                                            The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                                                                                                                                                                                            Principal Risk Factors

                                                                                                                                                                                                                            The Fund is primarily subject to the risks mentioned below.

Active Trading Risk Counter-Party Risk Debt Securities Risk Derivatives Risk Issuer Risk Leverage Risk Liquidity Risk	Management Risk Market Risk Mortgage- and Asset-Backed Securities Risk Regulatory Risk Stripped Securities Risk U.S. Government Obligations Risk

                                                                                                                                                                                                                            These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                                                                                                                                                                                            High Income Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Kevin J. Maas, CFA; Thomas M. Price, CFA; Michael J. Schueller, CFA
Fund Inception	December 28, 1995
Investor Class	Ticker: STHYX	Fund Number: 3233

                                                                                                                                                                                                                            Investment Objective

                                                                                                                                                                                                                            The Fund seeks total return, consisting of a high level of current income and capital appreciation.

                                                                                                                                                                                                                            Principal Investments

                                                                                                                                                                                                                            Under normal circumstances, we invest:

                                                                                                                                                                                                                              at least 80% of the Fund's net assets in corporate debt securities that are below investment-grade;

                                                                                                                                                                                                                              up to 30% of the Fund's total assets in U.S. dollar-denominated debt securities of foreign issuers;

                                                                                                                                                                                                                              up to 20% of the Fund's total assets in equities and convertible debt securities; and

                                                                                                                                                                                                                                up to 10% of the Fund's total assets in debt securities that are in default at the time of purchase.

                                                                                                                                                                                                                                Principal Investment Strategies

                                                                                                                                                                                                                                We invest principally in below investment-grade debt securities (often called "high-yield" securities or "junk bonds") of corporate issuers. These include traditional corporate bonds as well as bank loans. These securities may have fixed, floating or variable rates. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated BB through CCC by Standard & Poor's or Ba through Caa by Moody's, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. Additionally, we may invest in stripped securities.

                                                                                                                                                                                                                                We start our investment process with a top-down, macroeconomic outlook to determine industry and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, corporate profits, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. Within these parameters, we then apply rigorous credit research to select individual securities that we believe can add value from income and/or the potential for capital appreciation. Our credit research may include an assessment of an issuer's general financial condition, its competitive positioning and management strength, as well as industry characteristics and other factors. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile.

                                                                                                                                                                                                                                The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                                                                                                                                                                                                Principal Risk Factors

                                                                                                                                                                                                                                The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Debt Securities Risk Derivatives Risk Foreign Investment Risk High Yield Securities Risk Issuer Risk	Leverage Risk Liquidity Risk Management Risk Market Risk Regulatory Risk Stripped Securities Risk

                                                                                                                                                                                                                                These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                                                                                                                                                                                                Income Plus Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Michael J. Bray, CFA; D. James Newton II, CFA, CPA; Thomas M. Price, CFA; Janet S. Rilling, CFA, CPA
Fund Inception	July 13, 1998
Investor Class	Ticker: WIPNX	Fund Number: 3296

                                                                                                                                                                                                                                Investment Objective

                                                                                                                                                                                                                                The Fund seeks total return, consisting of current income and capital appreciation.

                                                                                                                                                                                                                                Principal Investments

                                                                                                                                                                                                                                Under normal circumstances, we invest:

                                                                                                                                                                                                                                  at least 80% of the Fund's net assets in income-producing securities;

                                                                                                                                                                                                                                  up to 35% of the Fund's total assets in debt securities that are below investment-grade; and

                                                                                                                                                                                                                                    up to 25% of the Fund's total assets in debt securities of foreign issuers.

                                                                                                                                                                                                                                    Principal Investment Strategies

                                                                                                                                                                                                                                    We invest principally in debt securities, including corporate, mortgage- and asset-backed securities, bank loans and U.S. Government obligations. These securities may have fixed, floating or variable rates and may include debt securities of both domestic and foreign issuers. We invest in both investment-grade and below investment-grade debt securities(often called "high yield" securities or "junk bonds"). As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated at least CCC by Standard & Poor's or Caa by Moody's, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. We expect to maintain an average credit quality for this portion of the Fund's portfolio equivalent to B or higher. We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

                                                                                                                                                                                                                                    We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, corporate profits, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. Within these parameters, we then apply rigorous credit research to select individual securities that we believe can add value from income and/or the potential for capital appreciation. Our credit research may include an assessment of an issuer's general financial condition, its competitive positioning and management strength, as well as industry characteristics and other factors. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile. We may actively trade portfolio securities.

                                                                                                                                                                                                                                    The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                                                                                                                                                                                                    Principal Risk Factors

                                                                                                                                                                                                                                    The Fund is primarily subject to the risks mentioned below.

Active Trading Risk Counter-Party Risk Debt Securities Risk Derivatives Risk Foreign Investment Risk High Yield Securities Risk Issuer Risk	Leverage Risk Liquidity Risk Management Risk Market Risk Mortgage- and Asset-Backed Securities Risk Regulatory Risk U.S.Government Obligations Risk

                                                                                                                                                                                                                                    These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                                                                                                                                                                                                    Short-Term Bond Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Manager	Christopher Kauffman, CFA, Jay N. Mueller, CFA, and D. James Newton II, CFA, CPA
Fund Inception:	August 31, 1987
Investor Class	Ticker: SSTBX	Fund Number: 3216

                                                                                                                                                                                                                                    Investment Objective

                                                                                                                                                                                                                                    The Fund seeks current income consistent with capital preservation.

                                                                                                                                                                                                                                    Principal Investments

                                                                                                                                                                                                                                    Under normal circumstances, we invest:

                                                                                                                                                                                                                                      at least 80% of the Fund's net assets in debt securities;

                                                                                                                                                                                                                                        up to 25% of the Fund's total assets in U.S. dollar-denominated debt securities of foreign issuers; and

                                                                                                                                                                                                                                          up to 25% of the Fund's total assets in below investment-grade debt securities.

                                                                                                                                                                                                                                          Principal Investment Strategies

                                                                                                                                                                                                                                          We invest principally in debt securities. We may invest in a variety of debt securities, including corporate, mortgage- and asset-backed securities, bank loans and U.S. Government obligations. These securities may have fixed, floating or variable rates. We invest in both investment-grade and below investment-grade debt securities (often called "high yield securities" or "junk bonds") and may also invest in U.S. dollar-denominated debt securities of foreign issuers. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated at least BB by Standard & Poor's or Ba by Moody's, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. Additionally, we may invest in stripped securities. While we may purchase securities of any maturity, we expect the Fund's dollar-weighted average effective maturity to be three years or less.

                                                                                                                                                                                                                                          We employ a top-down, macroeconomic outlook to determine the portfolio's duration, yield curve positioning and industry allocation. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, corporate profits, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. In combination with our top-down, macroeconomic approach, we employ a bottom-up process of fundamental securities analysis to determine the specific securities for investment. Elements of this evaluation may include credit research, duration measurements, historical yield spread relationships, volatility trends, mortgage refinance rates, as well as other factors. Our credit analysis may consider an issuer's general financial condition, its competitive position and its management strategies, as well as industry characteristics and other factors. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile.

                                                                                                                                                                                                                                          The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                                                                                                                                                                                                          Principal Risk Factors

                                                                                                                                                                                                                                          The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Debt Securities Risk Derivatives Risk Foreign Investment Risk High Yield Securities Risk Issuer Risk Leverage Risk	Liquidity Risk Management Risk Market Risk Mortgage- and Asset-Backed Securities Risk Regulatory Risk Stripped Securities Risk U.S. Government Obligations Risk

                                                                                                                                                                                                                                          These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                                                                                                                                                                                                          Short-Term High Yield Bond Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Kevin J.Maas, CFA; Thomas M. Price, CFA; Michael J. Schueller, CFA
Fund Inception	June 30, 1997
Investor Class	Ticker: STHBX	Fund Number: 3242

                                                                                                                                                                                                                                          Investment Objective

                                                                                                                                                                                                                                          The Fund seeks total return, consisting of a high level of current income and capital appreciation.

                                                                                                                                                                                                                                          Principal Investments

                                                                                                                                                                                                                                          Under normal circumstances, we invest:

                                                                                                                                                                                                                                            at least 80% of the Fund's net assets in below investment-grade corporate debt securities; and

                                                                                                                                                                                                                                              up to 25% of the Fund's total assets in U.S. dollar-denominated debt securities of foreign issuers.

                                                                                                                                                                                                                                              Principal Investment Strategies

                                                                                                                                                                                                                                              We invest principally in below investment-grade debt securities (often called "high-yield" securities or "junk bonds") of corporate issuers. These include traditional corporate bonds as well as bank loans. These securities may have fixed, floating or variable rates. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated BB through CCC by Standard & Poor's or Ba through Caa by Moody's, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We may also invest in stripped securities. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be three years or less.

                                                                                                                                                                                                                                              We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, corporate profits, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. Within these parameters, we then apply rigorous credit research to select individual securities that we believe can add value from income and/or the potential for capital appreciation. Our credit research may include an assessment of an issuer's general financial condition, its competitive positioning and management strength, as well as industry characteristics, liquidity and other factors. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile.

                                                                                                                                                                                                                                              The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                                                                                                                                                                                                              Principal Risk Factors

                                                                                                                                                                                                                                              The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Debt Securities Risk Derivatives Risk Foreign Investment Risk High Yield Securities Risk Issuer Risk	Leverage Risk Liquidity Risk Management Risk Market Risk Regulatory Risk Stripped Securities Risk

                                                                                                                                                                                                                                              These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                                                                                                                                                                                                              Ultra Short-Term Income Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Manager	Christopher Kauffman, CFA, Jay N. Mueller, CFA, D. James Newton II, CFA, CPA, and Thomas M. Price, CFA
Fund Inception:	November 25, 1988
Investor Class	Ticker: STADX	Fund Number: 3218

                                                                                                                                                                                                                                              Investment Objective

                                                                                                                                                                                                                                              The Fund seeks current income consistent with capital preservation.

                                                                                                                                                                                                                                              Principal Investments

                                                                                                                                                                                                                                              Under normal circumstances, we invest:

                                                                                                                                                                                                                                                at least 80% of the Fund's net assets in income-producing debt securities;

                                                                                                                                                                                                                                                  up to 25% of the Fund's total assets in U.S. dollar-denominated debt securities of foreign issuers; and

                                                                                                                                                                                                                                                    up to 25% of the Fund's total assets in below investment-grade debt securities.

                                                                                                                                                                                                                                                    Principal Investment Strategies

                                                                                                                                                                                                                                                    We invest principally in income-producing debt securities. Our portfolio holdings may include U.S. Government obligations, corporate debt securities, bank loans and mortgage- and asset-backed debt securities. We may invest in investment-grade and below investment-grade debt securities (often called "high-yield" securities or "junk bonds"), as well as in debt securities of both domestic and foreign issuers. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated at least BB by Standard & Poor's or Ba by Moody's, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We may also invest in stripped securities. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be one year or less.

                                                                                                                                                                                                                                                    We employ a top-down, macroeconomic outlook to determine the portfolio's duration, yield curve positioning, credit quality and sector allocation. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, corporate profits, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. In combination with our top-down, macroeconomic approach, we employ a bottom-up process of fundamental securities analysis to select the specific securities for investment. Elements of this evaluation may include credit research, duration measurements, historical yield spread relationships, volatility trends, mortgage refinance rates, as well as other factors. Our credit analysis may consider an issuer's general financial condition, its competitive position and its management strategies, as well as industry characteristics and other factors. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile.

                                                                                                                                                                                                                                                    The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                                                                                                                                                                                                                    Principal Risk Factors

                                                                                                                                                                                                                                                    The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Debt Securities Risk Derivatives Risk Foreign Investment Risk High Yield Securities Risk Issuer Risk Leverage Risk	Liquidity Risk Management Risk Market Risk Mortgage- and Asset-Backed Securities Risk Regulatory Risk Stripped Securities Risk U.S. Government Obligations Risk

                                                                                                                                                                                                                                                    These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                                                                                                                                                                                                                    Description of Principal Investment Risks

                                                                                                                                                                                                                                                    Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

                                                                                                                                                                                                                                                    Active Trading Risk
                                                                                                                                                                                                                                                    Frequent trading will result in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

                                                                                                                                                                                                                                                    Counter-Party Risk
                                                                                                                                                                                                                                                    When a Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. For example, in a repurchase agreement, there exists the risk that where the Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller will not repurchase the security. Similarly, the Fund is exposed to counter-party risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

                                                                                                                                                                                                                                                    Debt Securities Risk
                                                                                                                                                                                                                                                    Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer or credit support provider of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or credit support provider or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that market interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.

                                                                                                                                                                                                                                                    Derivatives Risk
                                                                                                                                                                                                                                                    The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will also be affected by its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Certain derivative positions may be difficult to close out when a Fund's portfolio manager may believe it would be appropriate to do so. Certain derivative positions, e.g., over-the-counter swaps, are subject to counterparty risk.

                                                                                                                                                                                                                                                    Foreign Investment Risk
                                                                                                                                                                                                                                                    Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

                                                                                                                                                                                                                                                    High Yield Securities Risk
                                                                                                                                                                                                                                                    High yield securities (sometimes referred to as "junk bonds") are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and their values tend to be more volatile than higher-rated securities of similar maturity. The value of these securities can be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these securities may be less liquid and more difficult to value than higher-rated securities.

                                                                                                                                                                                                                                                    Issuer Risk
                                                                                                                                                                                                                                                    The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

                                                                                                                                                                                                                                                    Leverage Risk
                                                                                                                                                                                                                                                    Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

                                                                                                                                                                                                                                                    Liquidity Risk
                                                                                                                                                                                                                                                    A security may not be able to be sold at the time desired or without adversely affecting the price.

                                                                                                                                                                                                                                                    Management Risk
                                                                                                                                                                                                                                                    We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services promise to make good on any such losses.

                                                                                                                                                                                                                                                    Market Risk
                                                                                                                                                                                                                                                    The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets, such as labor shortages or increased production costs and competitive conditions within an industry. A security may decline in value or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value or become illiquid simultaneously. Equity securities generally have greater price volatility than debt securities.

                                                                                                                                                                                                                                                    Mortgage- and Asset-Backed Securities Risk
                                                                                                                                                                                                                                                     Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. In addition, mortgage dollar rolls are transactions in which a Fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. Mortgage- and asset-backed securities, including mortgage dollar roll transactions, are subject to certain additional risks. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, these securities may exhibit additional volatility. This is known as extension risk. In addition, these securities are subject to prepayment risk, which is the risk that when interest rates decline or are low but are expected to rise, borrowers may pay off their debts sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is also known as contraction risk. These securities also are subject to risk of default on the underlying mortgage or assets, particularly during periods of economic downturn.

                                                                                                                                                                                                                                                    Regulatory Risk
                                                                                                                                                                                                                                                    Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

                                                                                                                                                                                                                                                    Stripped Securities Risk
                                                                                                                                                                                                                                                    Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities. For example, stripped mortgage-backed securities have greater interest rate risk than mortgage-backed securities with like maturities, and stripped treasury securities have greater interest rate risk than traditional government securities with identical credit ratings.

                                                                                                                                                                                                                                                    U.S. Government Obligations Risk
                                                                                                                                                                                                                                                    U.S. Government obligations include securities issued by the U.S. Treasury, U.S.Government agencies or government-sponsored entities. While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S.Government, securities issued by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. The Government National Mortgage Association (GNMA), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. Government-sponsored entities (whose obligations are not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations or its creditworthiness declines, the performance of a Fund that holds securities issued or guaranteed by the entity will be adversely impacted. U.S. Government obligations are subject to low but varying degrees of credit risk, and are still subject to interest rate and market risk.

                                                                                                                                                                                                                                                    Portfolio Holdings Information

                                                                                                                                                                                                                                                    A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

                                                                                                                                                                                                                                                    Organization and Management of the Funds

                                                                                                                                                                                                                                                    About Wells Fargo Funds Trust

                                                                                                                                                                                                                                                    The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

                                                                                                                                                                                                                                                    The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' investment advisers, which generally may be changed only with shareholder approval, other service providers may be changed by the Board without shareholder approval.

                                                                                                                                                                                                                                                    The Investment Adviser

                                                                                                                                                                                                                                                    Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding a basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund is available in the Fund's annual report for the fiscal year ended May 31, 2010.

                                                                                                                                                                                                                                                    For a Fund's most recent fiscal year end, the advisory fee paid to Funds Management, LLC, was as follows:

Advisory Fees Paid
As a % of average daily net assets
Government Securities Fund	0.34%
High Income Fund	0.36%
Income Plus Fund	0.39%
Short Duration Government Bond Fund	0.24%
Short-Term Bond Fund	0.27%
Ultra Short-Term Income Fund	0.17%

                                                                                                                                                                                                                                                    Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

                                                                                                                                                                                                                                                    For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve gains or outperformance.

                                                                                                                                                                                                                                                    Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator and principal underwriter.

                                                                                                                                                                                                                                                    These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

                                                                                                                                                                                                                                                    The Sub-Adviser and Portfolio Managers

                                                                                                                                                                                                                                                    The following sub-adviser and portfolio managers perform day-to-day investment management activities for the Funds. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

                                                                                                                                                                                                                                                    Wells Capital Management Incorporated (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco,CA 94105, is the sub-adviser for Funds. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of these Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

Michael J. Bray, CFA Government Securities Fund Income Plus Fund

                                                                                                                                                                                                                                                    Mr. Bray is jointly responsible for managing the Government Securities Fund, which he has managed since 2005. He is also jointly responsible for managing the Income Plus Fund, which he has managed since 2008. Mr. Bray joined Wells Capital Management in 2005 as a portfolio manager on the Customized Fixed Income Team specializing in government, agency and interest rate derivative instruments. Prior to joining Wells Capital Management, Mr. Bray was a principal responsible for multi-currency yield curve arbitrage business at Windward Capital, LLC from 2004 to 2005. From 1996 to 2004, he was the managing director at State Street Research and Management, focusing on mutual fund and institutional account management. Education: B.S., Math and Actuarial Science, University of Connecticut, Storrs; M.B.A., Pennsylvania State University.

Christopher Kauffman, CFA Government Securities Fund Short-Term Bond Fund Ultra Short-Term Income Fund

                                                                                                                                                                                                                                                    Mr. Kauffman is jointly responsible for managing the Government Securities Fund, Short-Term Bond Fund, and Ultra Short-Term Income Fund, each of which he has managed since 2010. Mr. Kauffman has been with Wells Capital Management or an affiliate firm since 2003, where he is a senior portfolio manager with Wells Fargo affiliate Tattersall Advisory Group (TAG). Education: Bachelor's degree in finance and economics, Master's degree in business administration with an emphasis in finance, Washington University in St. Louis, MO. He has earned the right to use the CFA designation.

Kevin J. Maas, CFA High Income Fund Short-Term High Yield Bond Fund

                                                                                                                                                                                                                                                    Mr. Maas is jointly responsible for managing the High Income Fund and the Short-Term High Yield Bond Fund, both of which he has managed since 2007. Mr. Maas is a portfolio manager for the Wells Capital Management Fixed Income Team and also serves as a senior research analyst. He joined Wells Capital Management in 2005 as a senior research analyst specializing in taxable high yield securities. Prior to joining Wells Capital Management, Mr. Maas was a high-yield, fixed-income analyst with Strong Capital Management, Inc. since 1999. Education: B.S., Finance, University of Minnesota.

Jay N. Mueller, CFA Short-Term Bond Fund Ultra Short-Term Income Fund

                                                                                                                                                                                                                                                    Mr.Mueller is jointly responsible for managing the Short-Term Bond Fund and the Ultra Short-Term Income Fund, both of which he has managed since 2004. Mr.Mueller joined Wells Capital Management in 2005 as a portfolio manager specializing in macroeconomic analysis. Prior to joining Wells Capital Management, he served as a portfolio manager with Strong Capital Management, Inc. (SCM) since 1991. Additional responsibilities at SCM included, serving as director of fixed income from 2002 to 2004. Education: B.A., Economics, University of Chicago.

D. James Newton II, CFA, CPA Income Plus Fund Short-Term Bond Fund Ultra Short-Term Income Fund

                                                                                                                                                                                                                                                    Mr. Newton is jointly responsible for managing the Income Plus Fund and the Ultra Short-Term Income Fund, both of which he has managed since 2008. He is also jointly responsible for managing Short-Term Bond Fund, which he has managed since 2010. Mr. Newton joined Wells Capital Management in 2005 as a portfolio manager and head of investment grade credit research. Prior to joining Wells Capital Management, Mr. Newton served as a high-grade, fixed-income analyst with Strong Capital Management, Inc. (SCM) since 2002. Prior to joining SCM, he was at Northwestern Mutual Life Insurance Company from 1998 to 2002, first as an associate in the Private Placement Department, and later as an investment grade credit analyst and subsequent director in the Public Fixed Income Department. Education: B.A., Economics, Albion College; M.B.A., University of Michigan.

Thomas M. Price, CFA High Income Fund Income Plus Fund Short-Term High Yield Bond Fund Ultra Short-Term Income Fund

                                                                                                                                                                                                                                                    Mr. Price is jointly responsible for managing the Income Plus Fund, which he has managed since 2005 and the Ultra Short-Term Income Fund, which he has managed since 2002. He is also jointly responsible for managing the High Income Fund and the Short-Term High Yield Bond Fund, both of which he has managed since 1998. Mr. Price joined Wells Capital Management in 2005 as a portfolio manager specializing in taxable high yield securities. Prior to joining Wells Capital Management, Mr. Price was with Strong Capital Management, Inc. (SCM) since 1996 as a fixed income research analyst and, since 1998, as a portfolio manager. Education: B.B.A., Finance, University of Michigan; M.B.A., Finance, Kellogg Graduate School of Management, Northwestern University.

Janet S. Rilling, CFA, CPA Income Plus Fund

                                                                                                                                                                                                                                                    Ms. Rilling is jointly responsible for managing the Income Plus Fund, which she has managed since 2008. Ms. Rilling joined Wells Capital Management in 2005 as a portfolio manager and specializes in investment-grade corporate debt securities. Prior to joining Wells Capital Management, she was a portfolio manager with Strong Capital Management, Inc. (SCM) since 2000 and a research analyst at SCM since 1995. Education: B.A., Accounting and Finance; M.S., Finance, University of Wisconsin.

Michael J. Schueller, CFA High Income Fund Short-Term High Yield Bond Fund

                                                                                                                                                                                                                                                    Mr. Schueller is jointly responsible for managing the High Income Fund and the Short-Term High-Yield Bond Fund, both of which he has managed since 2007. Mr. Schueller joined Wells Capital Management in 2005 as a senior research analyst specializing in high yield securities and, since 2007, as a portfolio manager. Prior to joining Wells Capital Management, Mr. Schueller was with Strong Capital Management, Inc. (SCM) since 2000 as a leveraged loan trader and, since 2002, a fixed income research analyst. Education: B.A., Economics, University of Minnesota; J.D., University of Wisconsin.

                                                                                                                                                                                                                                                    Dormant Multi-Manager Arrangement

                                                                                                                                                                                                                                                    The Board has adopted a "multi-manager" arrangement for each Fund, except the Income Plus Fund. Under this arrangement, each Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

                                                                                                                                                                                                                                                    Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

                                                                                                                                                                                                                                                    Compensation to Dealers and Shareholders Servicing Agents

                                                                                                                                                                                                                                                    Shareholder Servicing Plan
                                                                                                                                                                                                                                                    The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, the Investor Class pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

                                                                                                                                                                                                                                                    Additional Payments to Dealers
                                                                                                                                                                                                                                                     In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

                                                                                                                                                                                                                                                    In return for these Additional Payments, the Funds' adviser and distributor expect the Funds to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

                                                                                                                                                                                                                                                    Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

                                                                                                                                                                                                                                                    The Additional Payments may create potential conflicts of interest between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

                                                                                                                                                                                                                                                    The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Funds' distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

                                                                                                                                                                                                                                                    More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at www.wellsfargo.com/advantagefunds.

                                                                                                                                                                                                                                                    Pricing Fund Shares

                                                                                                                                                                                                                                                    The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. ET). To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                                                                                                                                                                                                                                                    With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

                                                                                                                                                                                                                                                    With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

                                                                                                                                                                                                                                                    We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

                                                                                                                                                                                                                                                    In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

                                                                                                                                                                                                                                                    How to Open an Account

                                                                                                                                                                                                                                                    You can open a Wells Fargo Advantage Funds account through any of the following means:

                                                                                                                                                                                                                                                      directly with the Fund. Complete a Wells Fargo Advantage Funds application, which you may obtain by visiting our Web site at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application;

                                                                                                                                                                                                                                                        through a brokerage account with an approved selling agent; or

                                                                                                                                                                                                                                                          through certain retirement, benefit and pension plans or certain packaged investment products. (Please contact the providers of the plan or product for instructions.)

                                                                                                                                                                                                                                                          How to Buy Shares

                                                                                                                                                                                                                                                          This section explains how you can buy shares directly from Wells Fargo Advantage Funds. If you're opening a new account, an account application is available on-line at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

Minimum Investments	Initial Purchase	Subsequent Purchases
Regular accounts IRAs, IRA rollovers, Roth IRAs UGMA/UTMA accounts Employer Sponsored Retirement Plans	$2,500 $1,000 $1,000 no minimum	$100 $100 $50 no minimum
Buying Shares	Opening an Account	Adding to an Account
By Internet

                                                                                                                                                                                                                                                          You may open an account online and fund your account with an Electronic Funds Transfer from your bank account, by Federal Wire, or by sending us a check. Initial investments made on line are limited to $25,000. Visit www.wellsfargo.com/advantagefunds

                                                                                                                                                                                                                                                            To buy additional shares or buy shares of a new Fund, visit www.wellsfargo.com/advantagefunds.

                                                                                                                                                                                                                                                              Subsequent online purchases have a minimum of $100 and a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.

By Mail

                                                                                                                                                                                                                                                                Complete and sign your account application.

                                                                                                                                                                                                                                                                Mail the application with your check made payable to the Fund to Investor Services at:

                                                                                                                                                                                                                                                                Regular Mail
                                                                                                                                                                                                                                                                Wells Fargo Advantage Funds
                                                                                                                                                                                                                                                                P.O. Box 8266
                                                                                                                                                                                                                                                                Boston, MA 02266-8266

                                                                                                                                                                                                                                                                Overnight Only
                                                                                                                                                                                                                                                                Wells Fargo Advantage Funds
                                                                                                                                                                                                                                                                c/o Boston Financial Data Services
                                                                                                                                                                                                                                                                30 Dan Road
                                                                                                                                                                                                                                                                Canton, MA 02021-2809

                                                                                                                                                                                                                                                                  Enclose a voided check (for checking accounts) or a deposit slip (savings accounts). Alternatively, include a note with your name, the Fund name, and your account number.

                                                                                                                                                                                                                                                                    Mail the deposit slip or note with your check made payable to the Fund to the address on the left.

By Telephone

                                                                                                                                                                                                                                                                    A new account may not be opened by telephone unless you have another Wells Fargo Advantage Fund account with your bank information on file. If you do not currently have an account, refer to the section on buying shares by mail or wire.

To buy additional shares or to buy shares of a new Fund call: Investor Services at 1-800-222-8222 or 1-800-368-7550 for the automated phone system.
By Wire

                                                                                                                                                                                                                                                                      Complete, sign and mail your account application (refer to the section on buying shares by mail)

                                                                                                                                                                                                                                                                        Provide the following instructions to your financial institution:

                                                                                                                                                                                                                                                                        State Street Bank & Trust
                                                                                                                                                                                                                                                                        Boston, MA
                                                                                                                                                                                                                                                                        Bank Routing Number: ABA 011000028
                                                                                                                                                                                                                                                                        Wire Purchase Account: 9905-437-1
                                                                                                                                                                                                                                                                        Attention: Wells Fargo Advantage Funds
                                                                                                                                                                                                                                                                                          (Name of Fund, Account
                                                                                                                                                                                                                                                                                          Number and any applicable
                                                                                                                                                                                                                                                                                          share class)
                                                                                                                                                                                                                                                                                          Account Name: Provide your
                                                                                                                                                                                                                                                                                          name as registered on the
                                                                                                                                                                                                                                                                                          Fund account

To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

                                                                                                                                                                                                                                                                        General Notes for Buying Shares

                                                                                                                                                                                                                                                                          Proper Form. If the transfer agent receives your application in proper order before the close of the NYSE, your transaction will be priced at that day's NAV. If your application is received after the close of trading on the NYSE, it will be priced at the next business day's NAV. Failure to complete an account application properly may result in a delay in processing your request. You are eligible to earn distributions beginning on the business day after the transfer agent receives your application in proper form.

                                                                                                                                                                                                                                                                            U.S. Dollars Only. All payments must be in U.S. dollars, and all checks must be drawn on U.S. banks.

                                                                                                                                                                                                                                                                              Insufficient Funds. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid.

                                                                                                                                                                                                                                                                                No Fund Named. When all or a portion of a payment is received for investment without a clear Fund designation, we may direct the undesignated portion or the entire amount, as applicable, into the Wells Fargo Advantage Money Market Fund. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we receive your order in proper form.

                                                                                                                                                                                                                                                                                  Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

                                                                                                                                                                                                                                                                                    Minimum Initial and Subsequent Investment Waivers. We allow a reduced minimum initial investment of $100 if you sign up for at least a $100 monthly automatic investment purchase plan. If you opened your account with the set minimum amount shown in the above chart, we allow reduced subsequent purchases for a minimum of $50 a month if you purchase through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

                                                                                                                                                                                                                                                                                    How to Sell Shares

                                                                                                                                                                                                                                                                                    The following section explains how you can sell shares held directly through an account with Wells Fargo Advantage Funds. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

Selling Shares	To Sell Some or All of Your Shares
By Internet

                                                                                                                                                                                                                                                                                    Visit our Web site at www.wellsfargo.com/advantagefunds. Redemptions requested online are limited to a maximum of $100,000.You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.

By Mail

                                                                                                                                                                                                                                                                                      Send a Letter of Instruction providing your name, account number, the Fund from which you wish to redeem and the dollar amount you wish to receive (or write "Full Redemption" to redeem your remaining account balance) to the address below.

                                                                                                                                                                                                                                                                                        Make sure all account owners sign the request exactly as their names appear on the account application.

                                                                                                                                                                                                                                                                                          A medallion guarantee may be required under certain circumstances (see"General Notes for Selling Shares").

                                                                                                                                                                                                                                                                                          Regular Mail
                                                                                                                                                                                                                                                                                          Wells Fargo Advantage Funds
                                                                                                                                                                                                                                                                                          P.O. Box 8266
                                                                                                                                                                                                                                                                                          Boston, MA 02266-8266

                                                                                                                                                                                                                                                                                          Overnight Only
                                                                                                                                                                                                                                                                                          Wells Fargo Advantage Funds
                                                                                                                                                                                                                                                                                          c/o Boston Financial Data Services
                                                                                                                                                                                                                                                                                          30 Dan Road
                                                                                                                                                                                                                                                                                          Canton, MA 02021-2809

By Wire

                                                                                                                                                                                                                                                                                            To arrange for a Federal Funds wire, call 1-800-222-8222.

                                                                                                                                                                                                                                                                                              Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

                                                                                                                                                                                                                                                                                                Wire requests are sent to your bank account next business day if your request to redeem is received before the NYSE close.

                                                                                                                                                                                                                                                                                                  There is a $10 fee for each request.

By Telephone / Electronic Funds Transfer (EFT)

                                                                                                                                                                                                                                                                                                    Call an Investor Services representative at 1-800-222-8222 or use the automated phone system 1-800-368-7550.

                                                                                                                                                                                                                                                                                                      Telephone privileges are automatically made available to you unless you specifically decline them on your account application or subsequently in writing.

                                                                                                                                                                                                                                                                                                        Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

                                                                                                                                                                                                                                                                                                          A check will be mailed to the address on record (if there have been no changes communicated to us within the last 15 days) or transferred to a linked bank account.

                                                                                                                                                                                                                                                                                                            Transfers made to aWells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

                                                                                                                                                                                                                                                                                                            Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

                                                                                                                                                                                                                                                                                                              Redemptions to any other linked bank account may post in two business days. Please check with your financial institution for timing of posting and availability of funds.

                                                                                                                                                                                                                                                                                                              Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

Through Your Investment Representative	Contact your investment representative.

                                                                                                                                                                                                                                                                                                              General Notes For Selling Shares

                                                                                                                                                                                                                                                                                                                Proper Form. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. If your request is not in proper form, you may have to provide us with additional documentation to redeem your shares. Requests received before the cutoff time are processed on the same business day.

                                                                                                                                                                                                                                                                                                                Form of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check,by Electronic Funds Transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds.Although generally we pay redemption requests in cash,we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

                                                                                                                                                                                                                                                                                                                  Wire Fees. Typically, there is a $10 fee for wiring funds, however we reserve the right to waive any such fee for shareholders with account balances in excess of $100,000. Please contact your bank to find out about any charges they may assess for an incoming wire transfer.

                                                                                                                                                                                                                                                                                                                  Telephone/Internet Redemptions. We will take reasonable steps to confirm that telephone and internet instructions are genuine. For example, we require proof of your identification, such as a Taxpayer Identification Number or username and password, before we will act on instructions received by telephone or the internet.We will not be liable for any losses incurred if we follow telephone or internet instructions we reasonably believe to be genuine. Your call may be recorded.

                                                                                                                                                                                                                                                                                                                    Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT or the Automatic Investment Plan, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

                                                                                                                                                                                                                                                                                                                      Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan.There may be special requirements that supercede the directions in this Prospectus.

                                                                                                                                                                                                                                                                                                                        Medallion Guarantees. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party.You can get a Medallion guarantee at a financial institution such as a bank or brokerage house.We do not accept notarized signatures.

                                                                                                                                                                                                                                                                                                                        How to Exchange Shares

                                                                                                                                                                                                                                                                                                                        Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

                                                                                                                                                                                                                                                                                                                          In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts).

                                                                                                                                                                                                                                                                                                                          An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

                                                                                                                                                                                                                                                                                                                          You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

                                                                                                                                                                                                                                                                                                                          Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

                                                                                                                                                                                                                                                                                                                          If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

                                                                                                                                                                                                                                                                                                                          Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

                                                                                                                                                                                                                                                                                                                          Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

                                                                                                                                                                                                                                                                                                                          Frequent Purchases and Redemptions of Fund Shares

                                                                                                                                                                                                                                                                                                                          The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

                                                                                                                                                                                                                                                                                                                          Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including by disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

                                                                                                                                                                                                                                                                                                                          The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be "blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to:

                                                                                                                                                                                                                                                                                                                            Money market funds;

                                                                                                                                                                                                                                                                                                                              Ultra short funds (includes Adjustable Rate Government Fund, Ultra Short-Term Income Fund and Ultra Short-Term Municipal Income Fund);

                                                                                                                                                                                                                                                                                                                                Purchases of shares through dividend reinvestments;

                                                                                                                                                                                                                                                                                                                                  Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

                                                                                                                                                                                                                                                                                                                                    Rebalancing transactions within certain asset allocation or "wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

                                                                                                                                                                                                                                                                                                                                      Transactions initiated by a registered "fund of funds" or Section 529 Plan into an underlying fund investment;

                                                                                                                                                                                                                                                                                                                                        Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

                                                                                                                                                                                                                                                                                                                                          Purchases below $5,000 (including purchases that are part of an exchange transaction).

                                                                                                                                                                                                                                                                                                                                          Because the Ultra Short-Term Income Fund is often used for short-term investments, it is designed to accomodate more frequent purchases and redemptions than longer-term income funds. As a result, the Ultra Short-Term Income Fund does not anticipate that frequent purchases and redemptions, under normal circumstances, will have significant adverse consequences to the Ultra Short-Term Income Fund or its shareholders. Although the policies adopted by the Ultra Short-Term Income Fund do not prohibit frequent trading, Funds Management will seek to prevent an investor from utilizing the Fund to facilitate frequent purchases and redemptions of shares in long-term Funds in contravention of the policies and procedures adopted by the long-term Funds.

                                                                                                                                                                                                                                                                                                                                          In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliates that are used exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

                                                                                                                                                                                                                                                                                                                                          A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.

                                                                                                                                                                                                                                                                                                                                          Account Policies

                                                                                                                                                                                                                                                                                                                                          Automatic Plans
                                                                                                                                                                                                                                                                                                                                           These plans help you conveniently purchase and/or redeem shares each month. Once you select a plan, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222 for more information.

                                                                                                                                                                                                                                                                                                                                            Automatic Investment Plan —With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.

                                                                                                                                                                                                                                                                                                                                            Automatic Exchange Plan —With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the"How to Exchange Shares" section of this Prospectus for the conditions that apply to your shares. In addition, each transaction in an Automatic Exchange Plan must be for a minimum of $100. This feature may not be available for certain types of accounts.

                                                                                                                                                                                                                                                                                                                                            Systematic Withdrawal Plan —With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:

                                                                                                                                                                                                                                                                                                                                              must have a Fund account valued at $10,000 or more;

                                                                                                                                                                                                                                                                                                                                              must request a minimum redemption of $100;

                                                                                                                                                                                                                                                                                                                                              must have your distributions reinvested; and

                                                                                                                                                                                                                                                                                                                                              may not simultaneously participate in the Automatic Investment Plan.

                                                                                                                                                                                                                                                                                                                                              Payroll Direct Deposit —With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.

                                                                                                                                                                                                                                                                                                                                              It generally takes about ten business days to establish a plan once we have received your instructions. It generally takes about five business days to change or cancel participation in a plan. We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.

                                                                                                                                                                                                                                                                                                                                              Householding
                                                                                                                                                                                                                                                                                                                                               To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

                                                                                                                                                                                                                                                                                                                                              Retirement Accounts
                                                                                                                                                                                                                                                                                                                                               We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

                                                                                                                                                                                                                                                                                                                                                Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

                                                                                                                                                                                                                                                                                                                                                  Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)s, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

                                                                                                                                                                                                                                                                                                                                                  There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above.You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

                                                                                                                                                                                                                                                                                                                                                  Small Account Redemptions
                                                                                                                                                                                                                                                                                                                                                   We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

                                                                                                                                                                                                                                                                                                                                                  Statements and Confirmations
                                                                                                                                                                                                                                                                                                                                                   Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

                                                                                                                                                                                                                                                                                                                                                  Electronic Delivery of Fund Documents
                                                                                                                                                                                                                                                                                                                                                   You may elect to receive your Fund prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Fund's Web site at www.wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

                                                                                                                                                                                                                                                                                                                                                  To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Fund's Web site at www.wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting www.wellsfargo.com/advantagedelivery.

                                                                                                                                                                                                                                                                                                                                                  Statement Inquiries
                                                                                                                                                                                                                                                                                                                                                   Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

                                                                                                                                                                                                                                                                                                                                                  Transaction Authorizations
                                                                                                                                                                                                                                                                                                                                                   Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

                                                                                                                                                                                                                                                                                                                                                  USA PATRIOT Act
                                                                                                                                                                                                                                                                                                                                                   In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

                                                                                                                                                                                                                                                                                                                                                  Distributions

                                                                                                                                                                                                                                                                                                                                                  The Funds generally make distributions of any net investment income monthly and any realized net capital gains at least annually. Please note, distributions have the effect of reducing the NAV per share by the amount distributed.

                                                                                                                                                                                                                                                                                                                                                  We offer the following distribution options. To change your current option for payment of distributions, please call 1-800-222-8222.

                                                                                                                                                                                                                                                                                                                                                    Automatic Reinvestment Option—Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

                                                                                                                                                                                                                                                                                                                                                      Check Payment Option—Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written, medallion guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

                                                                                                                                                                                                                                                                                                                                                        Bank Account Payment Option—Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written, medallion guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

                                                                                                                                                                                                                                                                                                                                                          Directed Distribution Purchase Option—Allows you to buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

                                                                                                                                                                                                                                                                                                                                                          Taxes

                                                                                                                                                                                                                                                                                                                                                          The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting a Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

                                                                                                                                                                                                                                                                                                                                                          We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

                                                                                                                                                                                                                                                                                                                                                          Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

                                                                                                                                                                                                                                                                                                                                                          An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by a Fund from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% rate of tax, as long as certain holding period requirements are met. These reduced rates of tax will expire after December 31, 2010. Maximum long-term capital gain income tax rates are scheduled to rise to 20% in 2011, 18% for assets held more than 5 years. Due to recent legislation, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a new 3.8% Medicare contribution tax will apply on "net investment income," including interest, dividends, and capital gains.

                                                                                                                                                                                                                                                                                                                                                          Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

                                                                                                                                                                                                                                                                                                                                                          If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Fund has built up, or have the potential to build up, high levels of unrealized appreciation.

                                                                                                                                                                                                                                                                                                                                                          Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

                                                                                                                                                                                                                                                                                                                                                          In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

                                                                                                                                                                                                                                                                                                                                                          Additional Performance Information

                                                                                                                                                                                                                                                                                                                                                          This section contains additional information regarding performance of the Funds. The sub-section below titled "Index Descriptions" defines the market indices that are referenced in the Fund Summaries. The sub-section below titled "Share Class Performance" provides history for specified share classes of certain Funds.

                                                                                                                                                                                                                                                                                                                                                          Index Descriptions
                                                                                                                                                                                                                                                                                                                                                          The "Average Annual Total Returns" table in each Fund's Fund Summary compares the Fund's returns with those of at least one broad-based market index. Below are descriptions of each such index. You cannot invest directly in an index.

Barclays Capital Intermediate U.S. Government Bond Index

                                                                                                                                                                                                                                                                                                                                                          The Barclays Capital Intermediate U.S.Government Bond Index is an unmanaged index composed of U.S.Government securities with maturities in the one- to ten-year range, including securities issued by the U.S.Treasury and U.S.Government agencies.You cannot invest directly in an index.

Barclays Capital 9-12 Months U.S. Short Treasury Index

                                                                                                                                                                                                                                                                                                                                                          The Barclays Capital 9-12 Months U.S. Short Treasury Index includes aged U.S. treasury bills, notes and bonds with a remaining maturity from 9 up to (but not including) 12 months. It excludes zero coupon strips.The Barclays Capital 9-12 Months U.S. Short Treasury Index provides an approximation of the interest rate risk of the Fund's portfolio (as measured by duration), but the credit risk of the Index is significantly different than that of the Fund due to differences in portfolio composition.You cannot invest directly in an index.

Barclays Capital U.S. 1-3 Year Government/Credit Bond Index

                                                                                                                                                                                                                                                                                                                                                          The Barclays Capital U.S. 1-3 Year Government/Credit Bond Index is the 1-3 year component of the Barclays Capital Government/Credit Bond Index which includes securities in the Government and Credit Indices. The Government Index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.You cannot invest directly in an index.

Barclays Capital U.S. Aggregate Excluding Credit Bond Index

                                                                                                                                                                                                                                                                                                                                                          The Barclays Capital U.S.Aggregate Excluding Credit Bond Index is composed of the Barclays Capital U.S.Government Bond Index and the Barclays Capital U.S. Mortgage-Backed Securities Index and includes Treasury issues, agency issues, and mortgage-backed securities.The limited performance history of the Barclays Capital U.S.Aggregate Excluding Credit Bond Index does not allow for comparison to all periods of the Fund's performance.This Index has an inception date of May 1, 2001.You cannot invest directly in an index.

Barclays Capital U.S. Corporate High Yield Bond Index

                                                                                                                                                                                                                                                                                                                                                          The Barclays Capital U.S.Corporate High Yield Bond Index is an unmanaged, U.S. dollar-denominated, nonconvertible, non-investment grade debt index. The
                                                                                                                                                                                                                                                                                                                                                          Index consists of domestic and corporate bonds rated Ba and below with a minimum outstanding amount of $150 million. You cannot invest directly in an index.

Barclays Capital U.S. Universal Bond Index

                                                                                                                                                                                                                                                                                                                                                          The Barclays Capital U.S.Universal Bond Index is an unmanaged market value-weighted performance benchmark for the U.S. dollar denominated bond market, which includes investment-grade, high yield, and emerging market debt securities with maturities of one year or more.You cannot invest directly in an index.

BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated 1-5 Years Index

                                                                                                                                                                                                                                                                                                                                                          The BofA Merrill Lynch High Yield U.S.Corporates,Cash Pay, BB Rated, 1-5 Years Index is an unmanaged index that generally tracks the performance of BB rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of 1 to 5 years. You cannot invest directly in an index.

Short-Term High Yield Bond Index III

                                                                                                                                                                                                                                                                                                                                                          The Short-Term High Yield Bond Index III is comprised of 70% Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Years Index and 30% BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, B Rated, 1-5 Years Index. The BofA Merrill Lynch High Yield U.S.Corporates,Cash Pay, BB Rated, 1-5 Years Index is an unmanaged index that generally tracks the performance of BB Rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of 1 to 5 years. The Merrill Lynch High Yield U.S. Corporates, Cash Pay, B Rated, 1-5 Years Index is an unmanaged index that generally tracks the performance of B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of 1 to 5 years. You cannot invest directly in an index.

                                                                                                                                                                                                                                                                                                                                                          Share Class Performance
                                                                                                                                                                                                                                                                                                                                                           The performance history of the Investor Class of the Funds is included below due to events such as a share class's commencement of operations, a Fund's change in sub-adviser, share class modifications, mergers or reorganizations, renamed share classes, etc., that may have taken place during the periods of performance shown in the "Calendar Year Total Returns" and "Average Annual Total Returns" presented in the Fund Summary. For example, with respect to the commencement of operations of a share class, details regarding the identity of an older predecessor share class of a newer share class of an applicable Fund, including any adjustments to reflect certain fees or expenses paid by the newer share class or inclusion of non-applicable expenses of the older predecessor share class, are listed below.

                                                                                                                                                                                                                                                                                                                                                            Government Securities Fund - Investor Class Shares. Investor Class shares incepted on October 29, 1986.

                                                                                                                                                                                                                                                                                                                                                              High Income Fund - Investor Class Shares. Investor Class shares incepted on December 28, 1995.

                                                                                                                                                                                                                                                                                                                                                                Income Plus Fund - Investor Class Shares. Investor Class shares incepted on July 18, 2008. Performance shown prior to the inception of the Investor Class reflects the performance of the Class A shares and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher.

                                                                                                                                                                                                                                                                                                                                                                  Short-Term Bond Fund - Investor Class Shares. Investor Class shares incepted on August 31, 1987.

                                                                                                                                                                                                                                                                                                                                                                    Short-Term High Yield Bond Fund - Investor Class Shares. Investor Class shares incepted on June 30, 1997.

                                                                                                                                                                                                                                                                                                                                                                      Ultra Short-Term Income Fund - Investor Class Shares. Investor Class shares incepted on November 25, 1988.

                                                                                                                                                                                                                                                                                                                                                                      A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. Each Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

                                                                                                                                                                                                                                                                                                                                                                      Financial Highlights

                                                                                                                                                                                                                                                                                                                                                                      The following tables are intended to help you understand each Fund's financial performance for the past 5 years (or for the life of a Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). An independent registered public accounting firm has audited the information for each period. The information, along with the report of an independent registered public accounting firm and each Fund's financial statements, is also contained in each Fund's annual report, a copy of which is available upon request.

                                                                                                                                                                                                                                                                                                                                                                      Government Securities Fund

                                                                                                                                                                                                                                                                                                                                                                      Investor Class

                                                                                                                                                                                                                                                                                                                                                                      For a share outstanding throughout each period.

For the period ended:	May 31, 2010	May 31, 2009	May 31, 2008	May 31, 2007	May 31, 2006
Beginning net asset value per share	$10.71	$10.46	$10.22	$10.16	$10.77
Net investment income	0.29	0.39[2]	0.47	0.47	0.42
Net realized and unrealized gain (loss) on investments	0.40	0.33	0.26	0.09	(0.49)
Total from investment operations	0.69	0.72	0.73	0.56	(0.07)
Distributions from net investment income	(0.41)	(0.44)	(0.49)	(0.50)	(0.48)
Distributions from net realized gain	(0.09)	(0.03)	0.00	0.00	(0.06)
Total distributions	(0.50)	(0.47)	(0.49)	(0.50)	(0.54)
Net asset value, end of period	$10.90	$10.71	$10.46	$10.22	$10.16
Ratio to average net assets (annualized):
Net investment income (loss)	2.66%	3.65%	4.48%	4.59%	4.06%
Gross expenses	0.94%	0.94%	1.16%	1.23%	1.22%
Net expenses	0.94%	0.94%	0.95%	0.97%	1.02%
Total return[1]	6.53%	7.02%	7.26%	5.55%	(0.71%)
Portfolio turnover rate[2]	194%	368%	263%	159%	207%
Net assets at end of period (000's omitted)	$1,024,088	$1,134,770	$869,009	$733,191	$836,567

1

                                                                                                                                                                                                                                                                                                                                                                      Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

2	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
3	Calculated based upon average shares outstanding.

                                                                                                                                                                                                                                                                                                                                                                      High Income Fund

                                                                                                                                                                                                                                                                                                                                                                      Investor Class

                                                                                                                                                                                                                                                                                                                                                                      For a share outstanding throughout each period.

For the period ended:	May 31, 2010	May 31, 2009	May 31, 2008	May 31, 2007	May 31, 2006
Beginning net asset value per share	$6.37	$7.28	$7.92	$7.66	$7.66
Net investment income	0.53	0.50	0.53	0.55	0.41
Net realized and unrealized gain (loss) on investments	0.55	(0.91)	(0.64)	0.26	0.14
Total from investment operations	1.08	(0.41)	(0.11)	0.81	0.55
Distributions from net investment income	(0.52)	(0.50)	(0.53)	(0.55)	(0.55)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00
Total distributions	(0.52)	(0.50)	(0.53)	(0.55)	(0.55)
Net asset value, end of period	$6.93	$6.37	$7.28	$7.92	$7.66
Ratio to average net assets (annualized):
Net investment income (loss)	7.76%	7.95%	7.08%	7.07%	5.41%
Gross expenses	1.07%	1.10%	1.33%	1.33%	1.34%
Net expenses	0.95%	0.92%	0.86%	0.86%	0.86%
Total return[1]	17.28%	(5.20%)	(1.35%)	10.95%	7.36%
Portfolio turnover rate[2]	77%	52%	53%	82%	98%
Net assets at end of period (000's omitted)	$286,836	$231,308	$179,909	$230,287	$208,482

1

                                                                                                                                                                                                                                                                                                                                                                      Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

2	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                                                                                                                                                                                                                                                                                                                                                                      Income Plus Fund

                                                                                                                                                                                                                                                                                                                                                                      Investor Class

                                                                                                                                                                                                                                                                                                                                                                      For a share outstanding throughout each period.

For the period ended:	May 31, 2010	May 31, 2009[3]
Beginning net asset value per share	$10.82	$10.51
Net investment income	0.37[4]	0.36[4]
Net realized and unrealized gain (loss) on investments	0.88	0.36
Total from investment operations	1.25	0.72
Distributions from net investment income	(0.47)	(0.41)
Distributions from net realized gain	0.00	0.00
Total distributions	(0.47)	(0.41)
Net asset value, end of period	$11.60	$10.82
Ratio to average net assets (annualized):
Net investment income (loss)	3.25%	3.94%
Gross expenses	1.07%	1.08%
Net expenses	0.94%	0.94%
Total return[1]	11.79%	6.99%
Portfolio turnover rate[2]	187%	455%
Net assets at end of period (000's omitted)	$188,551	$177,010

1

                                                                                                                                                                                                                                                                                                                                                                      Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

2	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
3	Commencement of class operations on July 18, 2008.
4	Calculated based upon average shares outstanding.

                                                                                                                                                                                                                                                                                                                                                                      Short-Term Bond Fund

                                                                                                                                                                                                                                                                                                                                                                      Investor Class

                                                                                                                                                                                                                                                                                                                                                                      For a share outstanding throughout each period.

For the period ended:	May 31, 2010	May 31, 2009	May 31, 2008	May 31, 2007	May 31, 2006
Beginning net asset value per share	$8.23	$8.38	$8.48	$8.47	$8.62
Net investment income	0.23	0.32	0.40	0.40	0.35
Net realized and unrealized gain (loss) on investments	0.45	(0.15)	(0.10)	0.02	(0.13)
Total from investment operations	0.68	0.17	0.30	0.42	0.22
Distributions from net investment income	(0.25)	(0.32)	(0.40)	(0.41)	(0.37)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00
Total distributions	(0.25)	(0.32)	(0.40)	(0.41)	(0.37)
Net asset value, end of period	$8.66	$8.23	$8.38	$8.48	$8.47
Ratio to average net assets (annualized):
Net investment income (loss)	2.73%	3.87%	4.70%	4.71%	4.10%
Gross expenses	0.99%	0.99%	1.23%	1.27%	1.26%
Net expenses	0.85%	0.85%	0.87%	0.90%	0.90%
Total return[1]	8.38%	2.09%	3.57%	5.01%	2.55%
Portfolio turnover rate[2]	45%	50%	47%	38%	28%
Net assets at end of period (000's omitted)	$267,625	$250,572	$268,790	$299,346	$396,633

1

                                                                                                                                                                                                                                                                                                                                                                      Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

2	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                                                                                                                                                                                                                                                                                                                                                                      Short-Term High Yield Bond Fund

                                                                                                                                                                                                                                                                                                                                                                      Investor Class

                                                                                                                                                                                                                                                                                                                                                                      For a share outstanding throughout each period.

For the period ended:	May 31, 2010	May 31, 2009	May 31, 2008	May 31, 2007	May 31, 2006
Beginning net asset value per share	$7.82	$8.31	$8.54	$8.49	$8.52
Net investment income	0.44	0.40	0.47	0.49	0.44
Net realized and unrealized gain (loss) on investments	0.26	(0.49)	(0.23)	0.05	(0.03)
Total from investment operations	0.70	(0.09)	0.24	0.54	0.41
Distributions from net investment income	(0.43)	(0.40)	(0.47)	(0.49)	(0.44)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00
Total distributions	(0.43)	(0.40)	(0.47)	(0.49)	(0.44)
Net asset value, end of period	$8.09	$7.82	$8.31	$8.54	$8.49
Ratio to average net assets (annualized):
Net investment income (loss)	5.49%	5.20%	5.69%	5.70%	5.15%
Gross expenses	1.07%	1.13%	1.34%	1.39%	1.37%
Net expenses	0.86%	0.84%	0.86%	0.86%	0.86%
Total return[1]	9.12%	(0.91%)	2.98%	6.48%	4.90%
Portfolio turnover rate[2]	40%	46%	59%	50%	60%
Net assets at end of period (000's omitted)	$165,759	$128,789	$70,420	$96,071	$100,379

1

                                                                                                                                                                                                                                                                                                                                                                      Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

2	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                                                                                                                                                                                                                                                                                                                                                                      Ultra Short-Term Income Fund

                                                                                                                                                                                                                                                                                                                                                                      Investor Class

                                                                                                                                                                                                                                                                                                                                                                      For a share outstanding throughout each period.

For the period ended:	May 31, 2010	May 31, 2009	May 31, 2008	May 31, 2007	May 31, 2006
Beginning net asset value per share	$8.03	$8.71	$9.09	$9.12	$9.17
Net investment income	0.18	0.31	0.43	0.47	0.38
Net realized and unrealized gain (loss) on investments	0.47	(0.68)	(0.37)	(0.02)	(0.02)
Total from investment operations	0.65	(0.37)	0.06	0.45	0.36
Distributions from net investment income	(0.20)	(0.31)	(0.44)	(0.48)	(0.41)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00
Total distributions	(0.20)	(0.31)	(0.44)	(0.48)	(0.41)
Net asset value, end of period	$8.48	$8.03	$8.71	$9.09	$9.12
Ratio to average net assets (annualized):
Net investment income (loss)	2.16%	3.69%	4.86%	5.10%	4.17%
Gross expenses	0.98%	0.99%	1.21%	1.23%	1.23%
Net expenses	0.75%	0.75%	0.78%	0.84%	0.84%
Total return[1]	8.18%	(4.32%)	0.64%	5.02%	4.02%
Portfolio turnover rate[2]	45%	32%	48%	28%	26%
Net assets at end of period (000's omitted)	$453,772	$423,039	$594,246	$718,019	$810,961

1

                                                                                                                                                                                                                                                                                                                                                                      Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

2	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                                                                                                                                                                                                                                                                                                                                                                      FOR MORE INFORMATION

                                                                                                                                                                                                                                                                                                                                                                      More information on a Fund is available free upon request, including the following documents:

                                                                                                                                                                                                                                                                                                                                                                      Statement of Additional Information (SAI)
                                                                                                                                                                                                                                                                                                                                                                      Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

                                                                                                                                                                                                                                                                                                                                                                      Annual/Semi-Annual Reports
                                                                                                                                                                                                                                                                                                                                                                      Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

                                                                                                                                                                                                                                                                                                                                                                      To obtain copies of the above documents or for more information about
                                                                                                                                                                                                                                                                                                                                                                      Wells Fargo Advantage Funds, contact us:

                                                                                                                                                                                                                                                                                                                                                                      By telephone:
                                                                                                                                                                                                                                                                                                                                                                      Individual Investors: 1-800-222-8222
                                                                                                                                                                                                                                                                                                                                                                      Retail Investment Professionals: 1-888-877-9275
                                                                                                                                                                                                                                                                                                                                                                      Institutional Investment Professionals: 1-866-765-0778

                                                                                                                                                                                                                                                                                                                                                                      By e-mail: wfaf@wellsfargo.com

                                                                                                                                                                                                                                                                                                                                                                      By mail:
                                                                                                                                                                                                                                                                                                                                                                      Wells Fargo Advantage Funds
                                                                                                                                                                                                                                                                                                                                                                      P.O. Box 8266
                                                                                                                                                                                                                                                                                                                                                                      Boston, MA 02266-8266

                                                                                                                                                                                                                                                                                                                                                                      On the Internet:
                                                                                                                                                                                                                                                                                                                                                                      www.wellsfargo.com/advantagefunds

                                                                                                                                                                                                                                                                                                                                                                      From the SEC:
                                                                                                                                                                                                                                                                                                                                                                      Visit the SEC's Public Reference Room in Washington,
                                                                                                                                                                                                                                                                                                                                                                      DC (phone 1-202-551-8090 for operational information for the SEC's Public Reference Room) or the SEC's Internet site at www.sec.gov.

                                                                                                                                                                                                                                                                                                                                                                      To obtain information for a fee, write or email:
                                                                                                                                                                                                                                                                                                                                                                      SEC's Public Reference Section
                                                                                                                                                                                                                                                                                                                                                                      100 "F" Street, NE
                                                                                                                                                                                                                                                                                                                                                                      Washington, DC 20549-0102
                                                                                                                                                                                                                                                                                                                                                                      publicinfo@sec.gov

© 2010 Wells-Fargo Funds Management, LLC. All rights reserved	www.wellsfargo.com/advantagefunds	100IFIV/P1006 10-10 ICA Reg. No. 811-09253